Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Extended Market Index Portfolio

March 31, 2019

VEMI-QTLY-0519
1.9887320.100

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.4%
Atn International, Inc.	118	$6,654
Bandwidth, Inc. (a)	65	4,352
Cincinnati Bell, Inc. (a)	578	5,514
Cogent Communications Group, Inc.	445	24,141
Consolidated Communications Holdings, Inc. (b)	731	7,975
Frontier Communications Corp. (a)(b)	1,049	2,088
Globalstar, Inc. (a)	7,915	3,403
Intelsat SA (a)	740	11,588
Iridium Communications, Inc. (a)	1,061	28,053
ORBCOMM, Inc. (a)	809	5,485
Pareteum Corp. (a)	669	3,044
PDVWireless, Inc. (a)	104	3,657
Vonage Holdings Corp. (a)	2,347	23,564
WideOpenWest, Inc. (a)	294	2,675
Zayo Group Holdings, Inc. (a)	2,214	62,922
		195,115
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A	575	8,539
Cinemark Holdings, Inc.	1,160	46,388
Glu Mobile, Inc. (a)	1,197	13,095
Lions Gate Entertainment Corp.:
Class A	640	10,010
Class B	1,118	16,882
Live Nation Entertainment, Inc. (a)	1,502	95,437
Marcus Corp.	216	8,651
Rosetta Stone, Inc. (a)	234	5,113
The Madison Square Garden Co. (a)	188	55,108
World Wrestling Entertainment, Inc. Class A	474	41,134
Zynga, Inc. (a)	9,074	48,364
		348,721
Interactive Media & Services - 0.7%
ANGI Homeservices, Inc. Class A (a)	609	9,403
Care.com, Inc. (a)	269	5,315
CarGurus, Inc. Class A (a)	361	14,462
Liberty TripAdvisor Holdings, Inc. (a)	758	10,756
Match Group, Inc.	573	32,438
MeetMe, Inc. (a)	846	4,255
QuinStreet, Inc. (a)	393	5,262
Snap, Inc. Class A (a)	7,575	83,477
TripAdvisor, Inc. (a)	1,119	57,573
TrueCar, Inc. (a)	918	6,096
Yelp, Inc. (a)	839	28,946
Zillow Group, Inc.:
Class A (a)	541	18,502
Class C (a)	1,255	43,599
		320,084
Media - 1.7%
Altice U.S.A., Inc. Class A	1,319	28,332
AMC Networks, Inc. Class A (a)	498	28,266
Cable One, Inc.	54	52,995
comScore, Inc. (a)	496	10,044
DISH Network Corp. Class A (a)	2,500	79,225
E.W. Scripps Co. Class A	630	13,230
Emerald Expositions Events, Inc.	290	3,683
Entercom Communications Corp. Class A	1,351	7,093
Entravision Communication Corp. Class A	716	2,320
Fluent, Inc. (a)	400	2,248
Gannett Co., Inc.	1,203	12,680
GCI Liberty, Inc. (a)	1,070	59,503
Gray Television, Inc. (a)	827	17,665
Hemisphere Media Group, Inc. (a)	3	42
John Wiley & Sons, Inc. Class A	487	21,535
Liberty Latin America Ltd.:
Class A (a)	468	9,051
Class C (a)	1,304	25,363
Loral Space & Communications Ltd. (a)	129	4,650
Meredith Corp.	440	24,314
MSG Network, Inc. Class A (a)	647	14,072
National CineMedia, Inc.	698	4,921
New Media Investment Group, Inc.	593	6,227
News Corp.:
Class A	4,137	51,464
Class B	1,402	17,511
Nexstar Broadcasting Group, Inc. Class A	496	53,752
Scholastic Corp.	298	11,848
Sinclair Broadcast Group, Inc. Class A	785	30,207
Sirius XM Holdings, Inc.	13,993	79,340
TechTarget, Inc. (a)	250	4,068
Tegna, Inc.	2,357	33,234
The New York Times Co. Class A	1,540	50,589
Tribune Media Co. Class A	877	40,465
tronc, Inc. (a)	219	2,582
		802,519
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	462	10,755
Gogo, Inc. (a)	521	2,339
NII Holdings, Inc. (a)	917	1,797
Shenandoah Telecommunications Co.	496	22,003
Spok Holdings, Inc.	207	2,819
Sprint Corp. (a)	4	23
Telephone & Data Systems, Inc.	1,016	31,222
U.S. Cellular Corp. (a)	157	7,208
Vobile Group Ltd. (a)	2,000	764
		78,930

TOTAL COMMUNICATION SERVICES		1,745,369

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.0%
Adient PLC	947	12,273
American Axle & Manufacturing Holdings, Inc. (a)	1,193	17,072
Autoliv, Inc.	952	70,001
Cooper Tire & Rubber Co.	538	16,081
Cooper-Standard Holding, Inc. (a)	179	8,406
Dana Holding Corp.	1,591	28,224
Delphi Technologies PLC	943	18,162
Dorman Products, Inc. (a)	317	27,925
Fox Factory Holding Corp. (a)	414	28,934
Garrett Motion, Inc. (a)	806	11,872
Gentex Corp.	2,849	58,917
Gentherm, Inc. (a)	382	14,081
Hertz Global Holdings, Inc. (a)	576	10,005
LCI Industries	270	20,741
Modine Manufacturing Co. (a)	555	7,698
Motorcar Parts of America, Inc. (a)	216	4,076
Standard Motor Products, Inc.	213	10,458
Stoneridge, Inc. (a)	294	8,485
Superior Industries International, Inc.	277	1,319
Tenneco, Inc.	543	12,033
The Goodyear Tire & Rubber Co.	2,548	46,246
Tower International, Inc.	229	4,816
Veoneer, Inc. (a)(b)	929	21,246
Visteon Corp. (a)	310	20,879
		479,950
Automobiles - 0.2%
Harley-Davidson, Inc.	1,777	63,368
REV Group, Inc.	346	3,789
Thor Industries, Inc.	550	34,304
Winnebago Industries, Inc.	315	9,812
		111,273
Distributors - 0.4%
Core-Mark Holding Co., Inc.	498	18,491
LKQ Corp. (a)	3,461	98,223
Pool Corp.	438	72,257
		188,971
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	628	29,089
American Public Education, Inc. (a)	179	5,391
Bridgepoint Education, Inc. (a)	310	1,894
Bright Horizons Family Solutions, Inc. (a)	636	80,842
Career Education Corp. (a)	758	12,522
Carriage Services, Inc.	160	3,080
Chegg, Inc. (a)	1,130	43,076
Frontdoor, Inc. (a)	738	25,402
Graham Holdings Co.	47	32,109
Grand Canyon Education, Inc. (a)	524	60,003
H&R Block, Inc.	2,240	53,626
Houghton Mifflin Harcourt Co. (a)	1,140	8,288
K12, Inc. (a)	407	13,891
Laureate Education, Inc. Class A (a)	713	10,674
Regis Corp. (a)	359	7,062
Service Corp. International	1,969	79,055
ServiceMaster Global Holdings, Inc. (a)	1,476	68,929
Sotheby's Class A (Ltd. vtg.) (a)	358	13,515
Strategic Education, Inc.	238	31,252
Weight Watchers International, Inc. (a)	407	8,201
		587,901
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	2,685	79,342
Belmond Ltd. Class A (a)	965	24,057
BFC Financial Corp. Class A	723	4,280
BJ's Restaurants, Inc.	228	10,780
Bloomin' Brands, Inc.	978	20,000
Boyd Gaming Corp.	864	23,639
Brinker International, Inc.	414	18,373
Caesars Entertainment Corp. (a)	6,355	55,225
Carrols Restaurant Group, Inc. (a)	394	3,928
Choice Hotels International, Inc.	371	28,842
Churchill Downs, Inc.	393	35,472
Chuy's Holdings, Inc. (a)	195	4,440
Cracker Barrel Old Country Store, Inc. (b)	260	42,019
Dave & Buster's Entertainment, Inc.	414	20,646
Del Frisco's Restaurant Group, Inc. (a)	287	1,840
Del Taco Restaurants, Inc. (a)	405	4,074
Denny's Corp. (a)	660	12,111
Dine Brands Global, Inc.	191	17,436
Drive Shack, Inc. (a)	561	2,519
Dunkin' Brands Group, Inc.	897	67,365
El Pollo Loco Holdings, Inc. (a)	269	3,500
Eldorado Resorts, Inc. (a)(b)	710	33,150
Extended Stay America, Inc. unit	2,054	36,869
Fiesta Restaurant Group, Inc. (a)	251	3,291
Golden Entertainment, Inc. (a)	219	3,101
Habit Restaurants, Inc. Class A (a)	200	2,164
Hilton Grand Vacations, Inc. (a)	1,058	32,639
Hyatt Hotels Corp. Class A	462	33,527
International Speedway Corp. Class A	260	11,344
Jack in the Box, Inc.	284	23,021
Lindblad Expeditions Holdings (a)	302	4,606
Marriott Vacations Worldwide Corp.	448	41,888
Monarch Casino & Resort, Inc. (a)	122	5,358
Noodles & Co. (a)	451	3,067
Papa John's International, Inc. (b)	240	12,708
Penn National Gaming, Inc. (a)	1,154	23,195
Planet Fitness, Inc. (a)	958	65,834
Playa Hotels & Resorts NV (a)	617	4,708
PlayAGS, Inc. (a)	244	5,839
Potbelly Corp. (a)	281	2,391
RCI Hospitality Holdings, Inc.	1	23
Red Robin Gourmet Burgers, Inc. (a)	149	4,293
Red Rock Resorts, Inc.	743	19,207
Ruth's Hospitality Group, Inc.	318	8,138
Scientific Games Corp. Class A (a)(b)	601	12,272
SeaWorld Entertainment, Inc. (a)	729	18,779
Shake Shack, Inc. Class A (a)	283	16,739
Six Flags Entertainment Corp.	785	38,740
Texas Roadhouse, Inc. Class A	727	45,212
The Cheesecake Factory, Inc.	459	22,454
U.S. Foods Holding Corp. (a)	2,361	82,423
Vail Resorts, Inc.	440	95,612
Wendy's Co.	2,041	36,513
Wingstop, Inc.	316	24,025
Wyndham Destinations, Inc.	1,066	43,162
Wyndham Hotels & Resorts, Inc.	1,083	54,139
		1,350,319
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	352	4,052
Cavco Industries, Inc. (a)	90	10,578
Century Communities, Inc. (a)	297	7,119
Ethan Allen Interiors, Inc.	275	5,261
Garmin Ltd.	1,314	113,464
GoPro, Inc. Class A (a)	1,249	8,119
Green Brick Partners, Inc. (a)	3	26
Helen of Troy Ltd. (a)	289	33,512
Hooker Furniture Corp.	126	3,633
Hovnanian Enterprises, Inc. Class A (a)	48	527
Installed Building Products, Inc. (a)	239	11,592
iRobot Corp. (a)(b)	304	35,778
KB Home	928	22,430
La-Z-Boy, Inc.	507	16,726
Leggett & Platt, Inc.	1,427	60,248
LGI Homes, Inc. (a)(b)	197	11,867
Libbey, Inc.	223	633
Lovesac (a)	50	1,391
M.D.C. Holdings, Inc.	533	15,489
M/I Homes, Inc. (a)	296	7,880
Meritage Homes Corp. (a)	407	18,197
Mohawk Industries, Inc. (a)	687	86,665
PulteGroup, Inc.	2,817	78,763
Roku, Inc. Class A (a)(b)	548	35,351
Skyline Champion Corp.	429	8,151
Taylor Morrison Home Corp. (a)	1,263	22,418
Tempur Sealy International, Inc. (a)	506	29,181
Toll Brothers, Inc.	1,481	53,612
TopBuild Corp. (a)	377	24,437
TRI Pointe Homes, Inc. (a)	1,512	19,112
Tupperware Brands Corp.	531	13,583
Turtle Beach Corp. (a)	65	738
Universal Electronics, Inc. (a)	151	5,610
Vuzix Corp. (a)	294	900
William Lyon Homes, Inc. (a)	367	5,641
Zagg, Inc. (a)	275	2,494
		775,178
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	273	4,977
Blue Apron Holdings, Inc. Class A (a)	712	698
Duluth Holdings, Inc. (a)	113	2,694
Etsy, Inc. (a)	1,312	88,193
Gaia, Inc. Class A (a)	115	1,052
Groupon, Inc. (a)	4,329	15,368
GrubHub, Inc. (a)	991	68,845
Lands' End, Inc. (a)	216	3,588
Liberty Expedia Holdings, Inc. (a)	601	25,723
Overstock.com, Inc. (a)(b)	251	4,172
PetMed Express, Inc.	216	4,920
Quotient Technology, Inc. (a)	833	8,222
Shutterfly, Inc. (a)	365	14,834
Shutterstock, Inc.	200	9,326
Stamps.com, Inc. (a)	183	14,898
Stitch Fix, Inc.(a)	232	6,549
Wayfair LLC Class A (a)	673	99,907
		373,966
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	609	5,688
Brunswick Corp.	951	47,864
Callaway Golf Co.	961	15,309
Clarus Corp.	266	3,407
Johnson Outdoors, Inc. Class A	66	4,710
Malibu Boats, Inc. Class A (a)	223	8,826
Mattel, Inc. (a)(b)	3,771	49,023
MCBC Holdings, Inc. (a)	227	5,123
Nautilus, Inc. (a)	301	1,674
Polaris Industries, Inc.	637	53,782
Sturm, Ruger & Co., Inc.	189	10,021
Vista Outdoor, Inc. (a)	598	4,790
		210,217
Multiline Retail - 0.5%
Big Lots, Inc.	441	16,767
Dillard's, Inc. Class A	201	14,476
JC Penney Corp., Inc. (a)	3,398	5,063
Macy's, Inc.	3,348	80,452
Nordstrom, Inc.	1,240	55,031
Ollie's Bargain Outlet Holdings, Inc. (a)	562	47,955
		219,744
Specialty Retail - 2.2%
Aaron's, Inc. Class A	750	39,450
Abercrombie & Fitch Co. Class A	712	19,516
America's Car Mart, Inc. (a)	71	6,485
American Eagle Outfitters, Inc.	1,839	40,771
Armstrong Flooring, Inc. (a)	289	3,930
Asbury Automotive Group, Inc. (a)	209	14,496
Ascena Retail Group, Inc. (a)	1,854	2,002
At Home Group, Inc. (a)	293	5,233
AutoNation, Inc. (a)	634	22,646
Barnes & Noble Education, Inc. (a)	503	2,113
Barnes & Noble, Inc.	584	3,171
Bed Bath & Beyond, Inc.	1,508	25,621
Boot Barn Holdings, Inc. (a)	316	9,303
Caleres, Inc.	460	11,357
Camping World Holdings, Inc. (b)	371	5,161
Cars.com, Inc. (a)	679	15,481
Carvana Co. Class A (a)(b)	353	20,495
Chico's FAS, Inc.	1,382	5,901
Citi Trends, Inc.	142	2,742
Conn's, Inc. (a)	265	6,058
Dick's Sporting Goods, Inc.	801	29,485
DSW, Inc. Class A	732	16,265
Express, Inc. (a)	792	3,390
Five Below, Inc. (a)	607	75,420
Floor & Decor Holdings, Inc. Class A (a)	627	25,845
Foot Locker, Inc.	1,251	75,811
GameStop Corp. Class A	1,082	10,993
Gap, Inc.	2,329	60,973
Genesco, Inc. (a)	218	9,930
GNC Holdings, Inc. Class A (a)(b)	813	2,219
Group 1 Automotive, Inc.	193	12,487
Guess?, Inc.	593	11,623
Haverty Furniture Companies, Inc.	213	4,660
Hibbett Sports, Inc. (a)	182	4,151
Kirkland's, Inc. (a)	158	1,111
L Brands, Inc.	2,487	68,591
Lithia Motors, Inc. Class A (sub. vtg.)	241	22,353
Lumber Liquidators Holdings, Inc. (a)(b)	333	3,363
MarineMax, Inc. (a)	242	4,637
Michaels Companies, Inc. (a)	934	10,666
Monro, Inc.	360	31,147
Murphy U.S.A., Inc. (a)	328	28,083
Office Depot, Inc.	5,832	21,170
Party City Holdco, Inc. (a)	589	4,677
Penske Automotive Group, Inc.	394	17,592
Rent-A-Center, Inc. (a)	490	10,226
RH (a)	205	21,105
Sally Beauty Holdings, Inc. (a)(b)	1,279	23,546
Shoe Carnival, Inc.	117	3,982
Signet Jewelers Ltd.	565	15,345
Sleep Number Corp. (a)	359	16,873
Sonic Automotive, Inc. Class A (sub. vtg.)	295	4,369
Sportsman's Warehouse Holdings, Inc. (a)	349	1,675
Tailored Brands, Inc.	567	4,445
The Buckle, Inc. (b)	331	6,196
The Cato Corp. Class A (sub. vtg.)	253	3,790
The Children's Place Retail Stores, Inc.	176	17,121
The Container Store Group, Inc. (a)	140	1,232
Tile Shop Holdings, Inc.	467	2,643
Tilly's, Inc.	197	2,193
Tractor Supply Co.	1	98
Urban Outfitters, Inc. (a)	827	24,512
Vitamin Shoppe, Inc. (a)	1	7
Williams-Sonoma, Inc.	877	49,349
Zumiez, Inc. (a)	209	5,202
		1,032,483
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	1,636	74,847
Carter's, Inc.	500	50,395
Columbia Sportswear Co.	323	33,650
Crocs, Inc. (a)	713	18,360
Deckers Outdoor Corp. (a)	318	46,743
Fossil Group, Inc. (a)(b)	465	6,380
G-III Apparel Group Ltd. (a)	457	18,262
Hanesbrands, Inc.	3,930	70,268
J.Jill, Inc.	221	1,213
Movado Group, Inc.	184	6,694
Oxford Industries, Inc.	189	14,224
PVH Corp.	824	100,487
Ralph Lauren Corp.	594	77,030
Rocky Brands, Inc.	61	1,462
Samsonite International SA (c)	12,300	39,407
Samsonite International SA ADR	638	10,214
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,460	49,071
Steven Madden Ltd.	871	29,475
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,112	44,648
Class C (non-vtg.) (a)	2,018	38,080
Unifi, Inc. (a)	137	2,651
Vera Bradley, Inc. (a)	238	3,154
Wolverine World Wide, Inc.	1,037	37,052
		773,767

TOTAL CONSUMER DISCRETIONARY		6,103,769

CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	94	27,705
Brown-Forman Corp. Class B (non-vtg.)	1,800	95,004
Coca-Cola Bottling Co. Consolidated	50	14,392
Craft Brew Alliance, Inc. (a)	100	1,398
MGP Ingredients, Inc.	134	10,338
National Beverage Corp.	134	7,736
Primo Water Corp. (a)	371	5,736
		162,309
Food & Staples Retailing - 0.5%
Andersons, Inc.	286	9,218
BJ's Wholesale Club Holdings, Inc.	723	19,810
Casey's General Stores, Inc.	399	51,379
Chefs' Warehouse Holdings (a)	252	7,825
Ingles Markets, Inc. Class A	157	4,336
Natural Grocers by Vitamin Cottage, Inc. (a)	71	848
Performance Food Group Co. (a)	1,144	45,348
PriceSmart, Inc.	239	14,072
Rite Aid Corp. (a)	11,804	7,496
Smart & Final Stores, Inc. (a)	265	1,309
SpartanNash Co.	399	6,332
Sprouts Farmers Market LLC (a)	1,395	30,048
United Natural Foods, Inc. (a)	563	7,443
Weis Markets, Inc.	177	7,223
Welbilt, Inc. (a)	1,392	22,801
		235,488
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	714	17,436
Bunge Ltd.	1,534	81,409
Cal-Maine Foods, Inc.	331	14,773
Calavo Growers, Inc.	173	14,506
Campbell Soup Co.	2,095	79,882
Darling International, Inc. (a)	1,793	38,818
Dean Foods Co.	1,067	3,233
Farmer Brothers Co. (a)	96	1,921
Flowers Foods, Inc.	1,987	42,363
Fresh Del Monte Produce, Inc.	324	8,758
Freshpet, Inc. (a)	275	11,630
Hormel Foods Corp. (b)	1	45
Hostess Brands, Inc. Class A (a)	1,056	13,200
Ingredion, Inc.	765	72,438
J&J Snack Foods Corp.	160	25,414
John B. Sanfilippo & Son, Inc.	100	7,187
Lancaster Colony Corp.	212	33,218
Limoneira Co.	160	3,765
nLIGHT, Inc. (a)	50	1,114
Pilgrim's Pride Corp. (a)	556	12,393
Post Holdings, Inc. (a)	723	79,096
Sanderson Farms, Inc.	219	28,873
Seaboard Corp.	4	17,139
The Hain Celestial Group, Inc. (a)	954	22,056
The Simply Good Foods Co. (a)	537	11,057
Tootsie Roll Industries, Inc.	206	7,671
TreeHouse Foods, Inc. (a)	609	39,311
		688,706
Household Products - 0.2%
Central Garden & Pet Co. (a)	154	3,936
Central Garden & Pet Co. Class A (non-vtg.) (a)	400	9,300
Energizer Holdings, Inc.	698	31,361
Funko, Inc. (a)	120	2,606
Spectrum Brands Holdings, Inc.	497	27,226
WD-40 Co.	148	25,077
		99,506
Personal Products - 0.5%
Avon Products, Inc. (a)	4,758	13,989
Coty, Inc. Class A (b)	4,907	56,431
Edgewell Personal Care Co. (a)	576	25,281
elf Beauty, Inc. (a)	233	2,470
Herbalife Nutrition Ltd. (a)	1,138	60,303
Inter Parfums, Inc.	188	14,264
MediFast, Inc.	129	16,454
Natural Health Trends Corp.	104	1,348
Nu Skin Enterprises, Inc. Class A	611	29,242
USANA Health Sciences, Inc. (a)	148	12,413
		232,195
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,401	2,396
Pyxus International, Inc. (a)	96	2,293
Turning Point Brands, Inc.	96	4,425
Universal Corp.	260	14,984
Vector Group Ltd.	1,135	12,247
		36,345

TOTAL CONSUMER STAPLES		1,454,549

ENERGY - 3.3%
Energy Equipment & Services - 1.0%
Archrock, Inc.	1,373	13,428
Basic Energy Services, Inc. (a)	187	711
Bristow Group, Inc. (a)	248	275
C&J Energy Services, Inc. (a)	679	10,538
Carbo Ceramics, Inc. (a)	180	630
Core Laboratories NV	474	32,673
Diamond Offshore Drilling, Inc. (a)(b)	701	7,353
Dril-Quip, Inc. (a)	387	17,744
Ensco PLC Class A	4,678	18,385
Exterran Corp. (a)	384	6,470
Forum Energy Technologies, Inc. (a)	875	4,471
Frank's International NV (a)	811	5,036
FTS International, Inc. (a)	379	3,790
Helix Energy Solutions Group, Inc. (a)	1,499	11,857
Helmerich & Payne, Inc.	1,194	66,339
ION Geophysical Corp. (a)	95	1,372
KLX Energy Services Holdings, Inc. (a)	249	6,260
Liberty Oilfield Services, Inc. Class A	417	6,418
Mammoth Energy Services, Inc.	115	1,915
Matrix Service Co. (a)	280	5,482
McDermott International, Inc. (a)	1,966	14,627
Nabors Industries Ltd.	3,482	11,978
NCS Multistage Holdings, Inc. (a)	180	932
Newpark Resources, Inc. (a)	987	9,041
Noble Corp. (a)	2,667	7,654
Oceaneering International, Inc. (a)	1,104	17,410
Oil States International, Inc. (a)	650	11,024
Patterson-UTI Energy, Inc.	2,401	33,662
Pioneer Energy Services Corp. (a)	649	1,149
Rowan Companies PLC (a)	1,424	15,365
RPC, Inc. (b)	662	7,553
SEACOR Holdings, Inc. (a)	185	7,822
Solaris Oilfield Infrastructure, Inc. Class A	298	4,899
Superior Energy Services, Inc. (a)	1,647	7,691
TETRA Technologies, Inc. (a)	1,180	2,761
Tidewater, Inc. (a)	335	7,769
Transocean Ltd. (United States) (a)	5,564	48,462
U.S. Silica Holdings, Inc.	862	14,964
Unit Corp. (a)	590	8,402
Weatherford International PLC (a)	10,982	7,665
		461,977
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	1,746	2,183
Alta Mesa Resources, Inc. Class A (a)	1,070	284
Antero Resources Corp. (a)	2,366	20,892
Arch Coal, Inc.	201	18,345
Bonanza Creek Energy, Inc. (a)	181	4,107
California Resources Corp. (a)	517	13,292
Callon Petroleum Co. (a)	2,443	18,445
Carrizo Oil & Gas, Inc. (a)	908	11,323
Centennial Resource Development, Inc. Class A (a)(b)	2,103	18,485
Chesapeake Energy Corp. (a)(b)	10,005	31,016
Cimarex Energy Co.	1,047	73,185
Clean Energy Fuels Corp. (a)	1,509	4,663
CNX Resources Corp. (a)	2,171	23,382
CONSOL Energy, Inc. (a)	297	10,163
Contango Oil & Gas Co. (a)	341	1,074
Continental Resources, Inc. (a)	950	42,532
CVR Energy, Inc.	328	13,514
Delek U.S. Holdings, Inc.	830	30,229
Denbury Resources, Inc. (a)	5,002	10,254
Earthstone Energy, Inc. (a)	174	1,232
EQT Corp.	2,776	57,574
Equitrans Midstream Corp.	2,218	48,308
Evolution Petroleum Corp.	278	1,877
Extraction Oil & Gas, Inc. (a)	1,317	5,571
Green Plains, Inc.	440	7,339
Gulfport Energy Corp. (a)	1,755	14,075
Halcon Resources Corp. (a)	1,816	2,452
Highpoint Resources, Inc. (a)	1,078	2,382
International Seaways, Inc. (a)	319	5,468
Jagged Peak Energy, Inc. (a)	662	6,931
Kosmos Energy Ltd.	2,556	15,924
Laredo Petroleum, Inc. (a)	1,652	5,105
Lilis Energy, Inc. (a)	431	504
Lonestar Resources U.S., Inc. (a)	204	818
Magnolia Oil & Gas Corp. Class A (a)	915	10,980
Matador Resources Co. (a)	1,105	21,360
Midstates Petroleum Co., Inc. (a)	247	2,413
Montage Resources Corp. (a)	83	1,248
Murphy Oil Corp.	1,783	52,242
Nine Energy Service, Inc. (a)	94	2,129
Northern Oil & Gas, Inc. (a)	2,417	6,623
Oasis Petroleum, Inc. (a)	2,886	17,431
Overseas Shipholding Group, Inc. (a)	638	1,461
Par Pacific Holdings, Inc. (a)	347	6,180
Parsley Energy, Inc. Class A (a)	2,893	55,835
PBF Energy, Inc. Class A	1,318	41,043
PDC Energy, Inc. (a)	727	29,574
Peabody Energy Corp.	831	23,542
Penn Virginia Corp. (a)	143	6,306
QEP Resources, Inc. (a)	2,551	19,872
Range Resources Corp.	2,216	24,908
Renewable Energy Group, Inc. (a)	410	9,004
Rex American Resources Corp. (a)	63	5,078
Ring Energy, Inc. (a)	639	3,751
SandRidge Energy, Inc. (a)	319	2,558
SemGroup Corp. Class A	700	10,318
SM Energy Co.	1,108	19,379
Southwestern Energy Co. (a)	6,391	29,974
SRC Energy, Inc. (a)	2,542	13,015
Talos Energy, Inc. (a)	227	6,029
Teekay Corp. (b)	807	3,163
Teekay Tankers Ltd.	2,123	2,060
Tellurian, Inc. (a)	1,012	11,334
Ultra Petroleum Corp. (a)	1,891	1,154
Uranium Energy Corp. (a)	1,713	2,398
W&T Offshore, Inc. (a)	991	6,838
Whiting Petroleum Corp. (a)	973	25,434
World Fuel Services Corp.	724	20,916
WPX Energy, Inc. (a)	4,341	56,911
		1,075,389

TOTAL ENERGY		1,537,366

FINANCIALS - 15.3%
Banks - 6.4%
1st Source Corp.	186	8,353
Allegiance Bancshares, Inc. (a)	129	4,350
Amalgamated Bank	83	1,299
Ameris Bancorp	433	14,874
Associated Banc-Corp.	1,824	38,942
Atlantic Capital Bancshares, Inc. (a)	292	5,206
Banc of California, Inc.	429	5,937
BancFirst Corp.	184	9,596
Bancorp, Inc., Delaware (a)	580	4,686
BancorpSouth Bank	1,006	28,389
Bank of Hawaii Corp.	459	36,201
Bank of Marin Bancorp	127	5,168
Bank OZK	1,321	38,283
BankUnited, Inc.	1,131	37,775
Banner Corp.	337	18,255
Berkshire Hills Bancorp, Inc.	421	11,468
Blue Hills Bancorp, Inc.	288	6,883
BOK Financial Corp.	355	28,950
Boston Private Financial Holdings, Inc.	891	9,765
Bridge Bancorp, Inc.	2	59
Brookline Bancorp, Inc., Delaware	839	12,082
Bryn Mawr Bank Corp.	205	7,407
Byline Bancorp, Inc. (a)	144	2,661
Cadence Bancorp Class A	1,317	24,430
Camden National Corp.	1	42
Carolina Financial Corp.	220	7,610
Cathay General Bancorp	856	29,027
CBTX, Inc.	200	6,494
Centerstate Banks of Florida, Inc.	767	18,262
Central Pacific Financial Corp.	324	9,344
Chemical Financial Corp.	787	32,393
CIT Group, Inc.	1,159	55,597
City Holding Co.	193	14,705
Columbia Banking Systems, Inc.	782	25,564
Commerce Bancshares, Inc.	1,086	63,053
Community Bank System, Inc.	566	33,830
Community Trust Bancorp, Inc.	168	6,898
ConnectOne Bancorp, Inc.	296	5,831
Cullen/Frost Bankers, Inc.	700	67,949
Customers Bancorp, Inc. (a)	300	5,493
CVB Financial Corp.	1,096	23,071
Eagle Bancorp, Inc. (a)	338	16,968
East West Bancorp, Inc.	1,587	76,128
Enterprise Financial Services Corp.	247	10,070
Equity Bancshares, Inc. (a)	162	4,666
Fidelity Southern Corp.	249	6,820
Financial Institutions, Inc.	176	4,784
First Bancorp, North Carolina	313	10,880
First Bancorp, Puerto Rico	2,403	27,538
First Busey Corp.	465	11,346
First Citizens Bancshares, Inc.	98	39,906
First Commonwealth Financial Corp.	1,094	13,784
First Financial Bancorp, Ohio	1,046	25,167
First Financial Bankshares, Inc.	744	42,988
First Financial Corp., Indiana	121	5,082
First Foundation, Inc.	418	5,672
First Hawaiian, Inc.	1,003	26,128
First Horizon National Corp.	3,544	49,545
First Internet Bancorp	112	2,165
First Interstate Bancsystem, Inc.	367	14,614
First Merchants Corp.	531	19,567
First Midwest Bancorp, Inc., Delaware	1,141	23,345
First of Long Island Corp.	238	5,219
Flushing Financial Corp.	284	6,228
FNB Corp., Pennsylvania	3,567	37,810
Franklin Financial Network, Inc.	142	4,119
Fulton Financial Corp.	1,944	30,093
German American Bancorp, Inc.	228	6,703
Glacier Bancorp, Inc.	935	37,465
Great Southern Bancorp, Inc.	132	6,851
Great Western Bancorp, Inc.	623	19,681
Hancock Whitney Corp.	940	37,976
Hanmi Financial Corp.	347	7,381
Heartland Financial U.S.A., Inc.	303	12,923
Heritage Commerce Corp.	422	5,106
Heritage Financial Corp., Washington	357	10,760
Hilltop Holdings, Inc.	803	14,655
Home Bancshares, Inc.	1,761	30,941
Hope Bancorp, Inc.	1,378	18,024
Horizon Bancorp, Inc. Indiana	392	6,307
IBERIABANK Corp.	610	43,743
Independent Bank Corp.	270	5,805
Independent Bank Corp., Massachusetts	301	24,384
Independent Bank Group, Inc.	378	19,388
International Bancshares Corp.	587	22,324
Investors Bancorp, Inc.	2,623	31,083
Lakeland Bancorp, Inc.	498	7,435
Lakeland Financial Corp.	264	11,938
LegacyTexas Financial Group, Inc.	482	18,022
Live Oak Bancshares, Inc.	254	3,711
Luther Burbank Corp.	3	30
Mercantile Bank Corp.	182	5,955
Merchants Bancorp/IN	1	22
Midland States Bancorp, Inc.	218	5,245
National Bank Holdings Corp.	276	9,180
National Commerce Corp. (a)	185	7,254
NBT Bancorp, Inc.	476	17,141
OFG Bancorp	473	9,361
Old Line Bancshares, Inc.	165	4,113
Old National Bancorp, Indiana	1,610	26,404
Old Second Bancorp, Inc.	241	3,034
Opus Bank	239	4,732
Origin Bancorp, Inc.	48	1,634
Pacific Premier Bancorp, Inc.	494	13,106
PacWest Bancorp	1,336	50,247
Park National Corp.	144	13,644
Peapack-Gladstone Financial Corp.	152	3,985
Peoples Bancorp, Inc.	188	5,822
Peoples United Financial, Inc.	4,122	67,766
Pinnacle Financial Partners, Inc.	803	43,924
Popular, Inc.	1,099	57,291
Preferred Bank, Los Angeles	143	6,431
Prosperity Bancshares, Inc.	727	50,207
QCR Holdings, Inc.	141	4,783
Renasant Corp.	508	17,196
S&T Bancorp, Inc.	394	15,575
Sandy Spring Bancorp, Inc.	370	11,574
Seacoast Banking Corp., Florida (a)	559	14,730
ServisFirst Bancshares, Inc.	512	17,285
Signature Bank	582	74,537
Simmons First National Corp. Class A	990	24,235
South State Corp.	402	27,473
Southside Bancshares, Inc.	347	11,531
Sterling Bancorp	2,454	45,718
Stock Yards Bancorp, Inc.	236	7,979
Synovus Financial Corp.	1,816	62,398
TCF Financial Corp.	1,837	38,008
Texas Capital Bancshares, Inc. (a)	553	30,188
Tompkins Financial Corp.	132	10,041
TowneBank	694	17,177
Trico Bancshares	287	11,276
TriState Capital Holdings, Inc. (a)	232	4,740
Triumph Bancorp, Inc. (a)	283	8,317
Trustmark Corp.	744	25,021
UMB Financial Corp.	496	31,764
Umpqua Holdings Corp.	2,427	40,046
Union Bankshares Corp.	642	20,756
United Bankshares, Inc., West Virginia	1,134	41,096
United Community Bank, Inc.	846	21,091
Univest Corp. of Pennsylvania	318	7,778
Valley National Bancorp	3,656	35,024
Veritex Holdings, Inc.	504	12,207
Washington Trust Bancorp, Inc.	163	7,848
Webster Financial Corp.	1,012	51,278
WesBanco, Inc.	584	23,214
Westamerica Bancorp.	288	17,798
Western Alliance Bancorp. (a)	1,068	43,831
Wintrust Financial Corp.	621	41,812
		2,971,273
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	576	61,695
Artisan Partners Asset Management, Inc.	566	14,246
BGC Partners, Inc. Class A	2,918	15,495
Blucora, Inc. (a)	523	17,458
Brighthouse Financial, Inc. (a)	1,295	46,996
Cohen & Steers, Inc.	230	9,722
Cowen Group, Inc. Class A (a)	311	4,506
Diamond Hill Investment Group, Inc.	32	4,480
Eaton Vance Corp. (non-vtg.)	1,277	51,476
Evercore, Inc. Class A	443	40,313
FactSet Research Systems, Inc.	414	102,784
Federated Investors, Inc. Class B (non-vtg.)	1,041	30,512
Gain Capital Holdings, Inc.	354	2,223
Greenhill & Co., Inc.	202	4,345
Hamilton Lane, Inc. Class A	195	8,498
Houlihan Lokey	374	17,148
Interactive Brokers Group, Inc.	821	42,593
INTL FCStone, Inc. (a)	172	6,667
Invesco Ltd.	4,477	86,451
Janus Henderson Group PLC	1,801	44,989
Lazard Ltd. Class A	1,417	51,210
Legg Mason, Inc.	940	25,728
LPL Financial	946	65,889
MarketAxess Holdings, Inc.	409	100,647
Moelis & Co. Class A	488	20,306
Morningstar, Inc.	200	25,198
Oppenheimer Holdings, Inc. Class A (non-vtg.)	130	3,383
Piper Jaffray Companies	158	11,507
PJT Partners, Inc.	211	8,820
SEI Investments Co.	1,416	73,986
Stifel Financial Corp.	788	41,575
Virtu Financial, Inc. Class A (b)	685	16,269
Virtus Investment Partners, Inc.	83	8,097
Waddell & Reed Financial, Inc. Class A (b)	854	14,766
Westwood Holdings Group, Inc.	86	3,033
WisdomTree Investments, Inc.	1,274	8,994
		1,092,005
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	135	61,011
CURO Group Holdings Corp. (a)	121	1,214
Elevate Credit, Inc. (a)	300	1,302
Encore Capital Group, Inc. (a)	280	7,624
Enova International, Inc. (a)	377	8,603
EZCORP, Inc. (non-vtg.) Class A (a)(b)	536	4,996
First Cash Financial Services, Inc.	480	41,520
Green Dot Corp. Class A (a)	520	31,538
LendingClub Corp. (a)	4,753	14,687
Navient Corp.	2,519	29,145
Nelnet, Inc. Class A	230	12,666
OneMain Holdings, Inc.	797	25,305
PRA Group, Inc. (a)	497	13,325
Regional Management Corp. (a)	95	2,320
Santander Consumer U.S.A. Holdings, Inc.	1,238	26,159
SLM Corp.	4,757	47,142
World Acceptance Corp. (a)	74	8,668
		337,225
Diversified Financial Services - 0.6%
Acushnet Holdings Corp.	338	7,821
AXA Equitable Holdings, Inc.	1,459	29,384
Cannae Holdings, Inc. (a)	749	18,171
Columbia Financial, Inc.	496	7,772
Donnelley Financial Solutions, Inc. (a)	379	5,640
FB Financial Corp.	184	5,844
FGL Holdings Class A	1,900	14,953
Focus Financial Partners, Inc. Class A	200	7,128
Granite Point Mortgage Trust, Inc.	484	8,988
Jefferies Financial Group, Inc.	3,079	57,854
On Deck Capital, Inc. (a)	481	2,607
Pennymac Financial Services, Inc.	657	14,612
Senseonics Holdings, Inc. (a)(b)	1,046	2,563
Victory Capital Holdings, Inc. (a)	152	2,283
Voya Financial, Inc.	1,696	84,732
		270,352
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	498	9,024
American Equity Investment Life Holding Co.	992	26,804
American Financial Group, Inc.	765	73,601
American National Insurance Co.	96	11,599
Amerisafe, Inc.	215	12,771
Argo Group International Holdings, Ltd.	369	26,074
Assurant, Inc.	567	53,814
Assured Guaranty Ltd.	1,136	50,472
Athene Holding Ltd. (a)	1,380	56,304
Axis Capital Holdings Ltd.	903	49,466
Brown & Brown, Inc.	2,547	75,162
CNO Financial Group, Inc.	1,805	29,205
eHealth, Inc. (a)	195	12,156
Employers Holdings, Inc.	356	14,279
Enstar Group Ltd. (a)	161	28,014
Erie Indemnity Co. Class A	216	38,560
FBL Financial Group, Inc. Class A	111	6,962
First American Financial Corp.	1,211	62,367
Genworth Financial, Inc. Class A (a)	5,344	20,468
Goosehead Insurance	109	3,039
Greenlight Capital Re, Ltd. (a)	309	3,359
Hanover Insurance Group, Inc.	458	52,290
HCI Group, Inc.	84	3,589
Health Insurance Innovations, Inc. (a)	127	3,406
Heritage Insurance Holdings, Inc.	266	3,884
Horace Mann Educators Corp.	441	15,528
James River Group Holdings Ltd.	329	13,186
Kemper Corp.	664	50,557
Kinsale Capital Group, Inc.	209	14,331
Maiden Holdings Ltd.	689	512
MBIA, Inc. (a)	985	9,377
Mercury General Corp.	295	14,771
National General Holdings Corp.	676	16,041
National Western Life Group, Inc.	26	6,824
Navigators Group, Inc.	254	17,747
Old Republic International Corp.	3,081	64,455
Primerica, Inc.	469	57,288
ProAssurance Corp.	573	19,832
RenaissanceRe Holdings Ltd.	436	62,566
RLI Corp.	425	30,494
Safety Insurance Group, Inc.	156	13,594
Selective Insurance Group, Inc.	639	40,436
Stewart Information Services Corp.	259	11,057
Third Point Reinsurance Ltd. (a)	816	8,470
Trupanion, Inc. (a)(b)	280	9,167
United Fire Group, Inc.	227	9,922
United Insurance Holdings Corp.	247	3,927
Universal Insurance Holdings, Inc.	352	10,912
Unum Group	2,382	80,583
W.R. Berkley Corp.	1,047	88,702
White Mountains Insurance Group Ltd.	34	31,466
		1,428,414
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	334	5,625
AGNC Investment Corp.	33	594
Anworth Mortgage Asset Corp.	919	3,713
Apollo Commercial Real Estate Finance, Inc.	1,219	22,186
Arbor Realty Trust, Inc.	770	9,987
Ares Commercial Real Estate Corp.	295	4,481
Arlington Asset Investment Corp.	289	2,300
Armour Residential REIT, Inc.	522	10,195
Blackstone Mortgage Trust, Inc. (b)	1,323	45,723
Capstead Mortgage Corp.	1,011	8,684
Cherry Hill Mortgage Investment Corp.	137	2,359
Chimera Investment Corp.	2,043	38,286
Dynex Capital, Inc.	680	4,141
Ellington Residential Mortgage REIT	8	95
Exantas Capital Corp.	354	3,763
Invesco Mortgage Capital, Inc.	1,193	18,849
KKR Real Estate Finance Trust, Inc.	305	6,106
Ladder Capital Corp. Class A	943	16,050
MFA Financial, Inc.	4,864	35,361
New Residential Investment Corp.	3,975	67,217
New York Mortgage Trust, Inc.	1,798	10,950
Orchid Island Capital, Inc.	587	3,862
PennyMac Mortgage Investment Trust	680	14,083
Redwood Trust, Inc.	1,003	16,198
Starwood Property Trust, Inc.	2,990	66,827
TPG RE Finance Trust, Inc.	438	8,585
Two Harbors Investment Corp.	2,687	36,355
Western Asset Mortgage Capital Corp.	497	5,084
		467,659
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	78	4,756
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	590	17,086
Capitol Federal Financial, Inc.	1,496	19,972
Dime Community Bancshares, Inc.	319	5,975
Essent Group Ltd. (a)	1,064	46,231
Farmer Mac Class C (non-vtg.)	99	7,171
First Defiance Financial Corp.	242	6,955
Flagstar Bancorp, Inc.	319	10,501
HomeStreet, Inc. (a)	293	7,721
Kearny Financial Corp.	1,032	13,282
LendingTree, Inc. (a)	80	28,125
Meridian Bancorp, Inc. Maryland	556	8,724
Meta Financial Group, Inc.	283	5,569
MGIC Investment Corp. (a)	3,915	51,639
New York Community Bancorp, Inc.	5,320	61,552
NMI Holdings, Inc. (a)	711	18,394
Northfield Bancorp, Inc.	469	6,519
Northwest Bancshares, Inc.	1,089	18,480
OceanFirst Financial Corp.	472	11,356
Ocwen Financial Corp. (a)	1,156	2,104
Oritani Financial Corp.	429	7,134
Provident Financial Services, Inc.	657	17,010
Radian Group, Inc.	2,313	47,972
Sterling Bancorp, Inc.	1	10
TFS Financial Corp.	572	9,421
Trustco Bank Corp., New York	1,104	8,567
United Financial Bancorp, Inc. New	508	7,290
Walker & Dunlop, Inc.	310	15,782
Washington Federal, Inc.	860	24,845
WMI Holdings Corp. (a)	306	2,935
WSFS Financial Corp.	538	20,767
		509,089

TOTAL FINANCIALS		7,080,773

HEALTH CARE - 12.1%
Biotechnology - 4.8%
Abeona Therapeutics, Inc. (a)	322	2,370
ACADIA Pharmaceuticals, Inc. (a)	1,233	33,106
Acceleron Pharma, Inc. (a)	463	21,562
Achillion Pharmaceuticals, Inc. (a)	1,545	4,573
Acorda Therapeutics, Inc. (a)	403	5,356
Adamas Pharmaceuticals, Inc. (a)	224	1,593
Aduro Biotech, Inc. (a)	461	1,835
Adverum Biotechnologies, Inc. (a)	626	3,280
Aeglea BioTherapeutics, Inc.(a)	156	1,256
Agenus, Inc. (a)	1,171	3,478
Agios Pharmaceuticals, Inc. (a)	558	37,632
Aimmune Therapeutics, Inc. (a)	405	9,052
Akebia Therapeutics, Inc. (a)	1,160	9,500
Alder Biopharmaceuticals, Inc. (a)	651	8,886
Aldeyra Therapeutics, Inc. (a)	202	1,824
Alkermes PLC (a)	1,679	61,267
Allakos, Inc. (a)	90	3,645
Alnylam Pharmaceuticals, Inc. (a)	983	91,861
AMAG Pharmaceuticals, Inc. (a)	404	5,204
Amicus Therapeutics, Inc. (a)	2,094	28,478
AnaptysBio, Inc. (a)	247	18,043
Anika Therapeutics, Inc. (a)	157	4,748
Apellis Pharmaceuticals, Inc. (a)	360	7,020
Arcus Biosciences, Inc.	93	1,162
Arena Pharmaceuticals, Inc. (a)	529	23,715
ArQule, Inc. (a)	1,083	5,188
Array BioPharma, Inc. (a)	2,338	57,000
Arrowhead Pharmaceuticals, Inc. (a)	953	17,488
Assembly Biosciences, Inc. (a)	234	4,607
Atara Biotherapeutics, Inc. (a)	489	19,438
Audentes Therapeutics, Inc. (a)	368	14,359
Avid Bioservices, Inc. (a)	463	1,968
Bellicum Pharmaceuticals, Inc. (a)	391	1,318
BioCryst Pharmaceuticals, Inc. (a)	1,182	9,621
Biohaven Pharmaceutical Holding Co. Ltd. (a)	375	19,301
Biospecifics Technologies Corp. (a)	60	3,740
bluebird bio, Inc. (a)	598	94,083
Blueprint Medicines Corp. (a)	484	38,744
Calithera Biosciences, Inc. (a)	325	2,191
Cara Therapeutics, Inc. (a)	360	7,063
CareDx, Inc. (a)	393	12,387
CASI Pharmaceuticals, Inc. (a)	466	1,337
Catalyst Biosciences, Inc. (a)	107	868
Catalyst Pharmaceutical Partners, Inc. (a)	1,012	5,161
Cellular Biomedicine Group, Inc. (a)	97	1,678
ChemoCentryx, Inc. (a)	257	3,570
Clovis Oncology, Inc. (a)	577	14,321
Coherus BioSciences, Inc. (a)	636	8,675
Concert Pharmaceuticals, Inc. (a)	178	2,148
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	588	4,087
Crinetics Pharmaceuticals, Inc. (a)	57	1,297
Cytokinetics, Inc. (a)	591	4,781
CytomX Therapeutics, Inc. (a)	505	5,429
Deciphera Pharmaceuticals, Inc. (a)	170	3,946
Denali Therapeutics, Inc. (a)	724	16,811
Dicerna Pharmaceuticals, Inc. (a)	519	7,603
Dynavax Technologies Corp. (a)	633	4,627
Eagle Pharmaceuticals, Inc. (a)	120	6,059
Editas Medicine, Inc. (a)	468	11,443
Eiger Biopharmaceuticals, Inc. (a)	140	1,957
Emergent BioSolutions, Inc. (a)	481	24,300
Enanta Pharmaceuticals, Inc. (a)	170	16,238
Epizyme, Inc. (a)	693	8,586
Esperion Therapeutics, Inc. (a)(b)	258	10,359
Exelixis, Inc. (a)	3,267	77,755
Fate Therapeutics, Inc. (a)	640	11,245
FibroGen, Inc. (a)	833	45,274
Five Prime Therapeutics, Inc. (a)	351	4,703
Flexion Therapeutics, Inc. (a)	382	4,767
Galectin Therapeutics, Inc. (a)	287	1,467
Genomic Health, Inc. (a)	228	15,971
Geron Corp. (a)	2,168	3,599
Global Blood Therapeutics, Inc. (a)	613	32,446
GlycoMimetics, Inc. (a)	359	4,473
Halozyme Therapeutics, Inc. (a)	1,347	21,687
Heron Therapeutics, Inc. (a)	743	18,159
Homology Medicines, Inc. (a)	112	3,106
ImmunoGen, Inc. (a)	1,492	4,043
Immunomedics, Inc. (a)(b)	1,876	36,038
Inovio Pharmaceuticals, Inc. (a)(b)	868	3,238
Insmed, Inc. (a)	825	23,983
Insys Therapeutics, Inc. (a)	317	1,465
Intellia Therapeutics, Inc. (a)	338	5,773
Intercept Pharmaceuticals, Inc. (a)	242	27,070
Intrexon Corp. (a)(b)	833	4,382
Invitae Corp. (a)	716	16,769
Ionis Pharmaceuticals, Inc. (a)	1,501	121,819
Iovance Biotherapeutics, Inc. (a)	1,284	12,211
Ironwood Pharmaceuticals, Inc. Class A (a)	1,492	20,187
Kadmon Holdings, Inc. (a)	1,305	3,445
Karyopharm Therapeutics, Inc. (a)	567	3,311
Kindred Biosciences, Inc. (a)	276	2,531
Kiniksa Pharmaceuticals Ltd.	81	1,463
Kura Oncology, Inc. (a)	340	5,641
La Jolla Pharmaceutical Co. (a)	236	1,517
Lexicon Pharmaceuticals, Inc. (a)	520	2,891
Ligand Pharmaceuticals, Inc. Class B (a)	235	29,542
Macrogenics, Inc. (a)	379	6,814
Madrigal Pharmaceuticals, Inc. (a)	88	11,023
MannKind Corp. (a)	2,096	4,129
Minerva Neurosciences, Inc. (a)	295	2,319
Mirati Therapeutics, Inc. (a)	359	26,315
Momenta Pharmaceuticals, Inc. (a)	1,037	15,068
Myriad Genetics, Inc. (a)	822	27,290
Natera, Inc. (a)	391	8,062
Neurocrine Biosciences, Inc. (a)	991	87,307
Novavax, Inc. (a)(b)	3,868	2,131
Opko Health, Inc. (a)(b)	3,949	10,307
PDL BioPharma, Inc. (a)	1,592	5,922
Polarityte, Inc. (a)(b)	150	1,605
Portola Pharmaceuticals, Inc. (a)(b)	708	24,568
Progenics Pharmaceuticals, Inc. (a)	804	3,731
Prothena Corp. PLC (a)	440	5,337
PTC Therapeutics, Inc. (a)(b)	503	18,933
Puma Biotechnology, Inc. (a)	325	12,607
Ra Pharmaceuticals, Inc. (a)	284	6,362
Radius Health, Inc. (a)	482	9,611
REGENXBIO, Inc. (a)	323	18,511
Repligen Corp. (a)	417	24,636
Retrophin, Inc. (a)	444	10,048
Rigel Pharmaceuticals, Inc. (a)	1,743	4,480
Rocket Pharmaceuticals, Inc. (a)	303	5,315
Sage Therapeutics, Inc. (a)	512	81,434
Sangamo Therapeutics, Inc. (a)	1,098	10,475
Savara, Inc. (a)	246	1,813
Scholar Rock Holding Corp.	50	940
Seattle Genetics, Inc. (a)	1,173	85,911
Solid Biosciences, Inc. (a)(b)	159	1,463
Sorrento Therapeutics, Inc. (a)(b)	1,081	5,135
Spark Therapeutics, Inc. (a)	355	40,427
Spectrum Pharmaceuticals, Inc. (a)	1,064	11,374
Stemline Therapeutics, Inc. (a)	408	5,243
Syndax Pharmaceuticals, Inc. (a)	276	1,449
T2 Biosystems, Inc. (a)	330	868
TG Therapeutics, Inc. (a)	754	6,062
Tocagen, Inc. (a)	189	2,054
Trevena, Inc. (a)	649	1,012
Ultragenyx Pharmaceutical, Inc. (a)	526	36,483
United Therapeutics Corp. (a)	481	56,455
Vanda Pharmaceuticals, Inc. (a)	556	10,230
Veracyte, Inc. (a)	309	7,731
Verastem, Inc. (a)	784	2,321
Vericel Corp. (a)	478	8,370
Viking Therapeutics, Inc. (a)(b)	605	6,014
Voyager Therapeutics, Inc. (a)	232	4,440
Xencor, Inc. (a)	519	16,120
XOMA Corp. (a)	57	706
Zafgen, Inc. (a)	296	811
ZIOPHARM Oncology, Inc. (a)(b)	1,511	5,817
		2,199,783
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	983	4,689
Angiodynamics, Inc. (a)	420	9,601
Antares Pharma, Inc. (a)	1,516	4,593
Atricure, Inc. (a)	372	9,966
Atrion Corp.	15	13,180
Avanos Medical, Inc. (a)	510	21,767
AxoGen, Inc. (a)	357	7,518
BioLife Solutions, Inc. (a)	135	2,415
Cantel Medical Corp.	391	26,154
Cardiovascular Systems, Inc. (a)	379	14,652
Cerus Corp. (a)	1,486	9,258
CONMED Corp.	276	22,958
Cryolife, Inc. (a)	365	10,647
CryoPort, Inc. (a)	326	4,212
Cutera, Inc. (a)	145	2,561
CytoSorbents Corp. (a)	236	1,787
Endologix, Inc. (a)	162	1,071
Genmark Diagnostics, Inc. (a)	569	4,034
Glaukos Corp. (a)	369	28,919
Globus Medical, Inc. (a)	833	41,159
Haemonetics Corp. (a)	566	49,514
Heska Corp. (a)	76	6,469
Hill-Rom Holdings, Inc.	734	77,701
ICU Medical, Inc. (a)	182	43,558
Inogen, Inc. (a)	192	18,311
Inspire Medical Systems, Inc.	134	7,609
Insulet Corp. (a)	646	61,428
Integer Holdings Corp. (a)	326	24,587
Integra LifeSciences Holdings Corp. (a)	773	43,072
IntriCon Corp. (a)	68	1,705
Invacare Corp.	327	2,737
iRhythm Technologies, Inc. (a)	235	17,616
Lantheus Holdings, Inc. (a)	417	10,208
LeMaitre Vascular, Inc.	176	5,456
LivaNova PLC (a)	530	51,543
Masimo Corp. (a)	531	73,427
Meridian Bioscience, Inc.	471	8,294
Merit Medical Systems, Inc. (a)	601	37,160
Natus Medical, Inc. (a)	361	9,162
Neogen Corp. (a)	575	32,999
Nevro Corp. (a)	325	20,316
NuVasive, Inc. (a)	564	32,030
Nuvectra Corp. (a)	160	1,762
OraSure Technologies, Inc. (a)	630	7,025
Orthofix International NV (a)	200	11,282
OrthoPediatrics Corp. (a)	87	3,848
Penumbra, Inc. (a)	339	49,836
Quanterix Corp. (a)	109	2,815
Quidel Corp. (a)	374	24,486
Seaspine Holdings Corp. (a)	121	1,825
Sientra, Inc. (a)	205	1,759
Staar Surgical Co. (a)	304	10,394
SurModics, Inc. (a)	136	5,913
Tactile Systems Technology, Inc. (a)	176	9,279
Tandem Diabetes Care, Inc. (a)	626	39,751
TransEnterix, Inc. (a)	2,180	5,188
Varex Imaging Corp. (a)	425	14,399
ViewRay, Inc. (a)	637	4,707
West Pharmaceutical Services, Inc.	807	88,931
Wright Medical Group NV (a)	1,278	40,193
		1,199,436
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	964	28,255
Addus HomeCare Corp. (a)	104	6,613
Amedisys, Inc. (a)	318	39,197
American Renal Associates Holdings, Inc. (a)	158	970
AMN Healthcare Services, Inc. (a)	501	23,592
Apollo Medical Holdings, Inc. (a)	260	4,763
BioScrip, Inc. (a)	1,369	2,738
BioTelemetry, Inc. (a)	356	22,293
Brookdale Senior Living, Inc. (a)	2,053	13,509
Capital Senior Living Corp. (a)	213	850
Chemed Corp.	174	55,692
Community Health Systems, Inc. (a)	1,167	4,353
Corvel Corp. (a)	100	6,524
Cross Country Healthcare, Inc. (a)	330	2,320
DaVita HealthCare Partners, Inc. (a)	1,376	74,703
Diplomat Pharmacy, Inc. (a)	653	3,794
Encompass Health Corp.	1,081	63,130
G1 Therapeutics, Inc. (a)	293	4,864
HealthEquity, Inc. (a)	593	43,870
LHC Group, Inc. (a)	321	35,586
Magellan Health Services, Inc. (a)	260	17,139
MEDNAX, Inc. (a)	949	25,784
Molina Healthcare, Inc. (a)	680	96,533
National Healthcare Corp.	115	8,726
National Vision Holdings, Inc. (a)	673	21,152
Neuronetics, Inc.	58	885
OptiNose, Inc. (a)	151	1,555
Owens & Minor, Inc.	780	3,198
Patterson Companies, Inc.	896	19,578
PetIQ, Inc. Class A (a)	188	5,905
Premier, Inc. (a)	571	19,694
Providence Service Corp.	112	7,461
R1 RCM, Inc. (a)	1,051	10,163
RadNet, Inc. (a)	452	5,600
Select Medical Holdings Corp. (a)	1,165	16,415
Surgery Partners, Inc. (a)	214	2,414
Tenet Healthcare Corp. (a)	911	26,273
The Ensign Group, Inc.	532	27,233
Tivity Health, Inc. (a)	473	8,306
Triple-S Management Corp. (a)	239	5,454
U.S. Physical Therapy, Inc.	144	15,124
		782,208
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	1,862	17,763
Castlight Health, Inc. Class B (a)	879	3,296
Computer Programs & Systems, Inc.	135	4,008
Evolent Health, Inc. (a)	758	9,536
HealthStream, Inc.	258	7,239
HMS Holdings Corp. (a)	924	27,360
Inovalon Holdings, Inc. Class A (a)	778	9,671
Medidata Solutions, Inc. (a)	674	49,364
Nextgen Healthcare, Inc. (a)	515	8,667
Omnicell, Inc. (a)	435	35,165
Tabula Rasa HealthCare, Inc. (a)(b)	182	10,268
Teladoc Health, Inc. (a)	770	42,812
Vocera Communications, Inc. (a)	327	10,343
		235,492
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	263	5,528
Bio-Rad Laboratories, Inc. Class A (a)	219	66,944
Bio-Techne Corp.	412	81,803
Bruker Corp.	1,102	42,361
Cambrex Corp. (a)	368	14,297
Charles River Laboratories International, Inc. (a)	526	76,402
Codexis, Inc. (a)	508	10,429
Fluidigm Corp. (a)	513	6,818
Luminex Corp.	433	9,963
Medpace Holdings, Inc. (a)	282	16,630
Nanostring Technologies, Inc. (a)	269	6,437
NeoGenomics, Inc. (a)	997	20,399
Pacific Biosciences of California, Inc. (a)	1,462	10,570
PRA Health Sciences, Inc. (a)	640	70,586
Syneos Health, Inc. (a)	666	34,472
		473,639
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	768	2,673
Aclaris Therapeutics, Inc. (a)	323	1,935
Adamis Pharmaceuticals Corp. (a)	438	924
Aerie Pharmaceuticals, Inc. (a)	417	19,808
Akcea Therapeutics, Inc. (a)(b)	181	5,128
Akorn, Inc. (a)	948	3,337
Amneal Pharmaceuticals, Inc. (a)	847	12,002
Amphastar Pharmaceuticals, Inc. (a)	376	7,682
ANI Pharmaceuticals, Inc. (a)	89	6,278
Aratana Therapeutics, Inc. (a)	440	1,584
Assertio Therapeutics, Inc. (a)	744	3,772
Athenex, Inc. (a)	467	5,721
Biodelivery Sciences International, Inc. (a)	534	2,830
Catalent, Inc. (a)	1,592	64,619
Collegium Pharmaceutical, Inc. (a)	318	4,815
Corcept Therapeutics, Inc. (a)(b)	1,143	13,419
CymaBay Therapeutics, Inc. (a)	649	8,619
Dermira, Inc. (a)	373	5,054
Dova Pharmaceuticals, Inc. (a)	120	1,067
Endo International PLC (a)	2,131	17,112
Evolus, Inc. (a)	110	2,483
Horizon Pharma PLC (a)	1,834	48,473
Innoviva, Inc. (a)	714	10,017
Intersect ENT, Inc. (a)	324	10,417
Intra-Cellular Therapies, Inc. (a)	493	6,005
Jazz Pharmaceuticals PLC (a)	657	93,918
Kala Pharmaceuticals, Inc. (a)	187	1,546
Lannett Co., Inc. (a)	450	3,542
Mallinckrodt PLC (a)	889	19,327
Marinus Pharmaceuticals, Inc. (a)	429	1,793
MyoKardia, Inc. (a)	360	18,716
Nektar Therapeutics (a)	1,890	63,504
Neos Therapeutics, Inc. (a)	479	1,250
Ocular Therapeutix, Inc. (a)	352	1,397
Omeros Corp. (a)(b)	514	8,928
Pacira Pharmaceuticals, Inc. (a)	442	16,823
Paratek Pharmaceuticals, Inc. (a)	315	1,688
Perrigo Co. PLC	1,365	65,738
Phibro Animal Health Corp. Class A	220	7,260
Prestige Brands Holdings, Inc. (a)	560	16,750
Reata Pharmaceuticals, Inc. (a)	171	14,615
Revance Therapeutics, Inc. (a)	354	5,579
Rhythm Pharmaceuticals, Inc. (a)	220	6,030
SIGA Technologies, Inc. (a)	490	2,945
Supernus Pharmaceuticals, Inc. (a)	557	19,517
The Medicines Company (a)	711	19,872
TherapeuticsMD, Inc. (a)(b)	2,095	10,203
Theravance Biopharma, Inc. (a)	452	10,247
Tricida, Inc.	186	7,183
WAVE Life Sciences (a)	163	6,333
Xeris Pharmaceuticals, Inc.	87	873
Zogenix, Inc. (a)	450	24,755
Zynerba Pharmaceuticals, Inc. (a)	223	1,209
		717,315

TOTAL HEALTH CARE		5,607,873

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.5%
AAR Corp.	350	11,379
Aerojet Rocketdyne Holdings, Inc. (a)	791	28,104
AeroVironment, Inc. (a)	232	15,871
Arconic, Inc.	4,683	89,492
Astronics Corp. (a)	268	8,769
Axon Enterprise, Inc. (a)	640	34,822
BWX Technologies, Inc.	1,077	53,398
Cubic Corp.	306	17,209
Curtiss-Wright Corp.	481	54,517
Ducommun, Inc. (a)	116	5,048
HEICO Corp.	454	43,071
HEICO Corp. Class A	767	64,474
Hexcel Corp.	940	65,010
KEYW Holding Corp. (a)	555	4,784
Kratos Defense & Security Solutions, Inc. (a)	949	14,833
Mercury Systems, Inc. (a)	530	33,962
Moog, Inc. Class A	357	31,041
National Presto Industries, Inc.	51	5,536
Teledyne Technologies, Inc. (a)	392	92,908
Triumph Group, Inc.	533	10,159
Vectrus, Inc. (a)	103	2,739
Wesco Aircraft Holdings, Inc. (a)	750	6,593
		693,719
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	647	14,913
Atlas Air Worldwide Holdings, Inc. (a)	274	13,853
Echo Global Logistics, Inc. (a)	308	7,632
Forward Air Corp.	313	20,260
Hub Group, Inc. Class A (a)	373	15,237
XPO Logistics, Inc. (a)	1,382	74,269
		146,164
Airlines - 0.5%
Alaska Air Group, Inc.	1,340	75,201
Allegiant Travel Co.	140	18,126
Hawaiian Holdings, Inc.	540	14,175
JetBlue Airways Corp. (a)	3,296	53,923
Mesa Air Group, Inc.	101	842
SkyWest, Inc.	558	30,294
Spirit Airlines, Inc. (a)	746	39,434
		231,995
Building Products - 1.8%
A.O. Smith Corp.	1,567	83,552
AAON, Inc.	435	20,088
Advanced Drain Systems, Inc. Del	441	11,365
Allegion PLC	1,034	93,794
American Woodmark Corp. (a)	164	13,551
Apogee Enterprises, Inc.	293	10,985
Armstrong World Industries, Inc.	542	43,046
Builders FirstSource, Inc. (a)	1,237	16,502
Continental Building Products, Inc. (a)	387	9,594
COVIA Corp. (a)	351	1,962
CSW Industrials, Inc.	164	9,396
Fortune Brands Home & Security, Inc.	1,546	73,605
GCP Applied Technologies, Inc. (a)	772	22,851
Gibraltar Industries, Inc. (a)	348	14,132
GMS, Inc. (a)	339	5,126
Griffon Corp.	373	6,893
Insteel Industries, Inc.	206	4,310
Jeld-Wen Holding, Inc. (a)	736	12,998
Lennox International, Inc.	393	103,909
Masonite International Corp. (a)	302	15,067
NCI Building Systems, Inc. (a)	562	3,462
Owens Corning	1,197	56,403
Patrick Industries, Inc. (a)	244	11,058
PGT, Inc. (a)	617	8,545
Quanex Building Products Corp.	363	5,768
Resideo Technologies, Inc. (a)	1,346	25,964
Simpson Manufacturing Co. Ltd.	442	26,197
Trex Co., Inc. (a)	646	39,742
Universal Forest Products, Inc.	658	19,668
USG Corp.	926	40,096
		809,629
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	720	26,172
ACCO Brands Corp.	1,101	9,425
ADS Waste Holdings, Inc. (a)	768	21,504
Brady Corp. Class A	536	24,876
BrightView Holdings, Inc.	251	3,614
Casella Waste Systems, Inc. Class A (a)	423	15,042
CECO Environmental Corp. (a)	4	29
Clean Harbors, Inc. (a)	556	39,771
Copart, Inc. (a)	1	61
Covanta Holding Corp.	1,245	21,551
Deluxe Corp.	493	21,554
Ennis, Inc.	271	5,626
Evoqua Water Technologies Corp. (a)	647	8,139
Healthcare Services Group, Inc.	811	26,755
Heritage-Crystal Clean, Inc. (a)	150	4,118
Herman Miller, Inc.	637	22,410
HNI Corp.	476	17,274
Interface, Inc.	639	9,789
KAR Auction Services, Inc.	1,465	75,169
Kimball International, Inc. Class B	379	5,359
Knoll, Inc.	535	10,117
LSC Communications, Inc.	304	1,985
Matthews International Corp. Class A	357	13,191
McGrath RentCorp.	262	14,821
Mobile Mini, Inc.	500	16,970
MSA Safety, Inc.	382	39,499
Multi-Color Corp.	151	7,533
PICO Holdings, Inc. (a)	5	50
Pitney Bowes, Inc.	2,034	13,974
Quad/Graphics, Inc.	333	3,963
R.R. Donnelley & Sons Co.	846	3,993
Rollins, Inc.	1,596	66,426
SP Plus Corp. (a)	231	7,882
Steelcase, Inc. Class A	940	13,677
Stericycle, Inc. (a)	927	50,447
Team, Inc. (a)	334	5,845
Tetra Tech, Inc.	607	36,171
The Brink's Co.	554	41,777
U.S. Ecology, Inc.	245	13,715
UniFirst Corp.	168	25,788
Viad Corp.	218	12,271
VSE Corp.	1	32
		758,365
Construction & Engineering - 1.2%
AECOM (a)	1,705	50,587
Aegion Corp. (a)	355	6,237
Ameresco, Inc. Class A (a)	215	3,479
Arcosa, Inc.	528	16,130
Argan, Inc.	160	7,992
Comfort Systems U.S.A., Inc.	396	20,746
Construction Partners, Inc. Class A	1	13
Dycom Industries, Inc. (a)	340	15,620
EMCOR Group, Inc.	626	45,748
Fluor Corp.	1,535	56,488
Granite Construction, Inc.	500	21,575
Great Lakes Dredge & Dock Corp. (a)	741	6,602
HC2 Holdings, Inc. (a)	356	872
Jacobs Engineering Group, Inc.	1,301	97,822
KBR, Inc.	1,549	29,570
Keane Group, Inc. (a)	468	5,097
MasTec, Inc. (a)	697	33,526
MYR Group, Inc. (a)	167	5,783
NV5 Holdings, Inc. (a)	95	5,639
Orion Group Holdings, Inc. (a)	264	771
Primoris Services Corp.	450	9,306
Quanta Services, Inc.	1,587	59,893
Sterling Construction Co., Inc. (a)	251	3,143
Tutor Perini Corp. (a)	440	7,533
Valmont Industries, Inc.	243	31,614
Williams Scotsman Corp. (a)	407	4,514
		546,300
Electrical Equipment - 0.9%
Acuity Brands, Inc.	438	52,564
Allied Motion Technologies, Inc.	90	3,094
AZZ, Inc.	272	11,133
Encore Wire Corp.	233	13,332
Energous Corp. (a)	232	1,471
EnerSys	464	30,234
Enphase Energy, Inc. (a)	794	7,329
Generac Holdings, Inc. (a)	679	34,785
GrafTech International Ltd.	662	8,467
Hubbell, Inc. Class B	596	70,316
Plug Power, Inc. (a)	2,585	6,204
Regal Beloit Corp.	474	38,806
Sensata Technologies, Inc. PLC (a)	1,790	80,586
Sunrun, Inc. (a)	829	11,656
Thermon Group Holdings, Inc. (a)	353	8,652
TPI Composites, Inc. (a)	199	5,695
Vicor Corp. (a)	168	5,211
Vivint Solar, Inc. (a)	404	2,008
		391,543
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	646	79,213
ITT, Inc.	956	55,448
Raven Industries, Inc.	404	15,501
		150,162
Machinery - 4.3%
Actuant Corp. Class A	660	16,084
AGCO Corp.	718	49,937
Alamo Group, Inc.	103	10,294
Albany International Corp. Class A	310	22,193
Allison Transmission Holdings, Inc.	1,303	58,531
Altra Industrial Motion Corp.	688	21,362
Apergy Corp. (a)	853	35,024
Astec Industries, Inc.	248	9,364
Barnes Group, Inc.	503	25,859
Blue Bird Corp. (a)	127	2,150
Briggs & Stratton Corp.	469	5,548
Cactus, Inc. (a)	426	15,166
Chart Industries, Inc. (a)	343	31,048
CIRCOR International, Inc. (a)	218	7,107
Colfax Corp. (a)	1,040	30,867
Columbus McKinnon Corp. (NY Shares)	225	7,729
Commercial Vehicle Group, Inc. (a)	321	2,462
Crane Co.	550	46,541
Dmc Global, Inc.	146	7,247
Donaldson Co., Inc.	1,400	70,084
Douglas Dynamics, Inc.	250	9,518
Energy Recovery, Inc. (a)	374	3,265
EnPro Industries, Inc.	226	14,566
ESCO Technologies, Inc.	276	18,500
Federal Signal Corp.	655	17,023
Flowserve Corp.	1,431	64,595
Franklin Electric Co., Inc.	416	21,253
Gardner Denver Holdings, Inc. (a)	1,392	38,712
Gates Industrial Corp. PLC (a)	472	6,768
Global Brass & Copper Holdings, Inc.	245	8,438
Gorman-Rupp Co.	207	7,026
Graco, Inc.	1,803	89,285
Greenbrier Companies, Inc.	355	11,442
Harsco Corp. (a)	858	17,297
Hillenbrand, Inc.	666	27,659
Hyster-Yale Materials Handling Class A	106	6,610
John Bean Technologies Corp.	347	31,886
Kadant, Inc.	118	10,379
Kennametal, Inc.	908	33,369
Lincoln Electric Holdings, Inc.	703	58,961
Lindsay Corp.	115	11,131
Lydall, Inc. (a)	199	4,669
Manitowoc Co., Inc. (a)	363	5,957
Meritor, Inc. (a)	924	18,803
Middleby Corp. (a)(b)	608	79,058
Milacron Holdings Corp. (a)	764	8,648
Mueller Industries, Inc.	617	19,337
Mueller Water Products, Inc. Class A	1,687	16,937
Navistar International Corp. New (a)	700	22,610
NN, Inc.	493	3,693
Nordson Corp.	570	75,536
Oshkosh Corp.	785	58,977
Pentair PLC	1,735	77,225
ProPetro Holding Corp. (a)	810	18,257
Proto Labs, Inc. (a)	298	31,332
RBC Bearings, Inc. (a)	272	34,590
Rexnord Corp. (a)	1,118	28,107
Spartan Motors, Inc.	303	2,675
SPX Corp. (a)	474	16,490
SPX Flow, Inc. (a)	452	14,419
Standex International Corp.	136	9,982
Sun Hydraulics Corp.	315	14,651
Tennant Co.	190	11,797
Terex Corp.	692	22,234
Timken Co.	763	33,282
Titan International, Inc.	488	2,913
Toro Co.	1,141	78,546
TriMas Corp. (a)	518	15,659
Trinity Industries, Inc.	1,601	34,790
Wabash National Corp.	611	8,279
WABCO Holdings, Inc. (a)	569	75,011
Wabtec Corp. (b)	938	69,149
Watts Water Technologies, Inc. Class A	297	24,004
Woodward, Inc.	607	57,598
		1,977,495
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	831	3,864
Genco Shipping & Trading Ltd. (a)	129	962
Kirby Corp. (a)	588	44,165
Matson, Inc.	462	16,674
		65,665
Professional Services - 1.0%
Acacia Research Corp. (a)	6	20
Asgn, Inc. (a)	577	36,634
Barrett Business Services, Inc.	86	6,650
BG Staffing, Inc.	79	1,725
CBIZ, Inc. (a)	595	12,043
CRA International, Inc.	79	3,993
Exponent, Inc.	571	32,958
Forrester Research, Inc.	111	5,367
FTI Consulting, Inc. (a)	420	32,264
Heidrick & Struggles International, Inc.	206	7,896
Huron Consulting Group, Inc. (a)	243	11,474
ICF International, Inc.	206	15,672
InnerWorkings, Inc. (a)	443	1,604
Insperity, Inc.	416	51,443
Kelly Services, Inc. Class A (non-vtg.)	367	8,096
Kforce, Inc.	252	8,850
Korn Ferry	606	27,137
Manpower, Inc.	677	55,981
MISTRAS Group, Inc. (a)	1	14
Navigant Consulting, Inc.	467	9,092
Resources Connection, Inc.	331	5,475
Robert Half International, Inc.	1,325	86,337
TriNet Group, Inc. (a)	470	28,078
TrueBlue, Inc. (a)	435	10,283
WageWorks, Inc. (a)	430	16,237
Willdan Group, Inc. (a)	94	3,485
		478,808
Road & Rail - 0.7%
AMERCO	83	30,835
ArcBest Corp.	284	8,744
Avis Budget Group, Inc. (a)	694	24,193
Covenant Transport Group, Inc. Class A (a)	114	2,164
Daseke, Inc. (a)	631	3,212
Genesee & Wyoming, Inc. Class A (a)	635	55,334
Heartland Express, Inc.	521	10,045
Knight-Swift Transportation Holdings, Inc. Class A	1,375	44,935
Landstar System, Inc.	449	49,116
Marten Transport Ltd.	429	7,649
Ryder System, Inc.	582	36,078
Saia, Inc. (a)	280	17,108
Schneider National, Inc. Class B	313	6,589
U.S. Xpress Enterprises, Inc.	152	1,005
U.S.A. Truck, Inc. (a)	62	895
Universal Logistics Holdings, Inc.	75	1,476
Werner Enterprises, Inc.	477	16,290
YRC Worldwide, Inc. (a)	348	2,328
		317,996
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	1,104	37,922
Aircastle Ltd.	562	11,375
Applied Industrial Technologies, Inc.	415	24,680
Beacon Roofing Supply, Inc. (a)	727	23,380
BlueLinx Corp. (a)	105	2,797
BMC Stock Holdings, Inc. (a)	704	12,440
CAI International, Inc. (a)	194	4,501
DXP Enterprises, Inc. (a)	163	6,344
GATX Corp.	415	31,694
General Finance Corp. (a)	141	1,316
H&E Equipment Services, Inc.	347	8,713
HD Supply Holdings, Inc. (a)	2,000	86,700
Herc Holdings, Inc. (a)	249	9,706
Kaman Corp.	302	17,649
MRC Global, Inc. (a)	975	17,043
MSC Industrial Direct Co., Inc. Class A	499	41,272
Now, Inc. (a)	1,175	16,403
Rush Enterprises, Inc. Class A	339	14,174
SiteOne Landscape Supply, Inc. (a)	436	24,917
Systemax, Inc.	161	3,645
Textainer Group Holdings Ltd. (a)	346	3,339
Titan Machinery, Inc. (a)	238	3,703
Triton International Ltd.	548	17,043
Univar, Inc. (a)	1,281	28,387
Veritiv Corp. (a)	145	3,816
Watsco, Inc.	351	50,267
WESCO International, Inc. (a)	495	26,240
		529,466
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	840	34,625

TOTAL INDUSTRIALS		7,131,932

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.1%
ADTRAN, Inc.	524	7,179
Applied Optoelectronics, Inc. (a)(b)	184	2,245
Arris International PLC (a)	1,771	55,981
CalAmp Corp. (a)	407	5,120
Calix Networks, Inc. (a)	520	4,004
Ciena Corp. (a)	1,556	58,101
CommScope Holding Co., Inc. (a)	2,102	45,676
Comtech Telecommunications Corp.	267	6,200
EchoStar Holding Corp. Class A (a)	515	18,772
Extreme Networks, Inc. (a)	1,263	9,460
Finisar Corp. (a)	1,281	29,681
Harmonic, Inc. (a)	903	4,894
Infinera Corp. (a)	1,627	7,061
InterDigital, Inc.	376	24,808
Lumentum Holdings, Inc. (a)	804	45,458
Maxar Technologies, Inc.	706	2,838
NETGEAR, Inc. (a)	334	11,062
NetScout Systems, Inc. (a)	744	20,884
Plantronics, Inc.	358	16,507
Quantenna Communications, Inc. (a)	300	7,299
Sonus Networks, Inc. (a)	528	2,719
Ubiquiti Networks, Inc.	209	31,289
ViaSat, Inc. (a)	611	47,353
Viavi Solutions, Inc. (a)	2,513	31,111
		495,702
Electronic Equipment & Components - 2.7%
ADT, Inc.	1,323	8,454
Anixter International, Inc. (a)	308	17,282
Arlo Technologies, Inc.	773	3,192
Arrow Electronics, Inc. (a)	947	72,976
Avnet, Inc.	1,217	52,781
AVX Corp.	507	8,791
Badger Meter, Inc.	312	17,360
Belden, Inc.	430	23,091
Benchmark Electronics, Inc.	499	13,099
Cardtronics PLC (a)	410	14,588
Casa Systems, Inc. (a)	326	2,706
Cognex Corp.	1,878	95,515
Coherent, Inc. (a)	267	37,839
Control4 Corp. (a)	301	5,096
CTS Corp.	358	10,514
Daktronics, Inc.	429	3,196
Dell Technologies, Inc. (a)	1,625	95,371
Dolby Laboratories, Inc. Class A	695	43,764
ePlus, Inc. (a)	150	13,281
Fabrinet (a)	394	20,630
FARO Technologies, Inc. (a)	183	8,036
Fitbit, Inc. (a)(b)	2,239	13,255
FLIR Systems, Inc.	1,506	71,655
II-VI, Inc. (a)	638	23,759
Insight Enterprises, Inc. (a)	379	20,868
IPG Photonics Corp. (a)	391	59,346
Itron, Inc. (a)	358	16,701
Jabil, Inc.	1,572	41,799
KEMET Corp.	601	10,199
Knowles Corp. (a)	992	17,489
Littelfuse, Inc.	276	50,364
Mesa Laboratories, Inc.	37	8,529
Methode Electronics, Inc. Class A	391	11,253
MTS Systems Corp.	192	10,456
National Instruments Corp.	1,227	54,430
Novanta, Inc. (a)	359	30,418
OSI Systems, Inc. (a)	183	16,031
Par Technology Corp. (a)	118	2,886
Park Electrochemical Corp.	221	3,470
PC Connection, Inc.	130	4,767
PC Mall, Inc. (a)	95	3,480
Plexus Corp. (a)	337	20,540
Rogers Corp. (a)	202	32,094
Sanmina Corp. (a)	734	21,176
ScanSource, Inc. (a)	272	9,743
SYNNEX Corp.	453	43,212
Tech Data Corp. (a)	407	41,681
TTM Technologies, Inc. (a)	983	11,531
Vishay Intertechnology, Inc.	1,412	26,080
Vishay Precision Group, Inc. (a)	141	4,824
		1,249,598
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	40,000	8,408
IT Services - 2.9%
Alliance Data Systems Corp.	510	89,240
Amdocs Ltd.	1,537	83,167
Booz Allen Hamilton Holding Corp. Class A	1,543	89,710
CACI International, Inc. Class A (a)	270	49,145
Carbonite, Inc. (a)	358	8,882
Cass Information Systems, Inc.	138	6,527
Conduent, Inc. (a)	2,010	27,798
CoreLogic, Inc. (a)	880	32,789
CSG Systems International, Inc.	363	15,355
Endurance International Group Holdings, Inc. (a)	856	6,206
EPAM Systems, Inc. (a)	558	94,375
Euronet Worldwide, Inc. (a)	561	79,993
Everi Holdings, Inc. (a)	759	7,985
EVERTEC, Inc.	653	18,160
EVO Payments, Inc. Class A	244	7,088
ExlService Holdings, Inc. (a)	366	21,967
Genpact Ltd.	1,493	52,524
GreenSky, Inc. Class A	460	5,952
GTT Communications, Inc. (a)(b)	353	12,249
Hackett Group, Inc.	280	4,424
i3 Verticals, Inc. Class A	68	1,633
Internap Network Services Corp. (a)	239	1,185
Limelight Networks, Inc. (a)	1,140	3,682
Liveramp Holdings, Inc. (a)	744	40,600
ManTech International Corp. Class A	294	15,882
Maximus, Inc.	695	49,331
MongoDB, Inc. Class A (a)(b)	301	44,253
NIC, Inc.	711	12,151
Okta, Inc. (a)	847	70,072
Perficient, Inc. (a)	357	9,778
Perspecta, Inc.	1,536	31,058
Presidio, Inc.	341	5,047
Sabre Corp.	3,006	64,298
Science Applications International Corp.	556	42,784
ServiceSource International, Inc. (a)	690	636
Switch, Inc. Class A	434	4,475
Sykes Enterprises, Inc. (a)	425	12,019
The Western Union Co.	4,802	88,693
Travelport Worldwide Ltd.	1,421	22,352
Ttec Holdings, Inc.	167	6,050
Unisys Corp. (a)(b)	552	6,442
Virtusa Corp. (a)	303	16,195
WEX, Inc. (a)	469	90,043
		1,352,195
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)	305	17,492
Adesto Technologies Corp. (a)	226	1,367
Advanced Energy Industries, Inc. (a)	417	20,717
Amkor Technology, Inc. (a)	1,349	11,520
Aquantia Corp. (a)	233	2,111
Axcelis Technologies, Inc. (a)	349	7,022
AXT, Inc. (a)	306	1,362
Brooks Automation, Inc.	765	22,437
Cabot Microelectronics Corp.	313	35,043
Ceva, Inc. (a)	225	6,066
Cirrus Logic, Inc. (a)	654	27,514
Cohu, Inc.	450	6,638
Cree, Inc. (a)	1,118	63,972
Cypress Semiconductor Corp.	3,950	58,934
Diodes, Inc. (a)	428	14,852
Entegris, Inc.	1,541	54,998
First Solar, Inc. (a)	823	43,487
FormFactor, Inc. (a)	777	12,502
Ichor Holdings Ltd. (a)(b)	255	5,758
Impinj, Inc. (a)	210	3,519
Inphi Corp. (a)	470	20,558
Integrated Device Technology, Inc. (a)	1,399	68,537
Kulicke & Soffa Industries, Inc.	726	16,052
Lattice Semiconductor Corp. (a)	1,392	16,607
MACOM Technology Solutions Holdings, Inc. (a)	491	8,205
MaxLinear, Inc. Class A (a)	677	17,284
MKS Instruments, Inc.	588	54,713
Monolithic Power Systems, Inc.	425	57,583
Nanometrics, Inc. (a)	263	8,121
NeoPhotonics Corp. (a)	369	2,321
NVE Corp.	55	5,384
ON Semiconductor Corp. (a)	4,590	94,416
PDF Solutions, Inc. (a)	320	3,952
Photronics, Inc. (a)	756	7,144
Pixelworks, Inc. (a)	576	2,258
Power Integrations, Inc.	313	21,891
Qorvo, Inc. (a)	1,358	97,409
Rambus, Inc. (a)	1,171	12,237
Rudolph Technologies, Inc. (a)	347	7,912
Semtech Corp. (a)	723	36,808
Silicon Laboratories, Inc. (a)	472	38,166
SMART Global Holdings, Inc. (a)	147	2,822
SolarEdge Technologies, Inc. (a)	459	17,295
SunPower Corp. (a)	699	4,550
Synaptics, Inc. (a)	380	15,105
Teradyne, Inc.	1,952	77,768
Ultra Clean Holdings, Inc. (a)	429	4,440
Universal Display Corp.	461	70,464
Veeco Instruments, Inc. (a)	530	5,745
Versum Materials, Inc.	1,186	59,668
Xperi Corp.	515	12,051
		1,284,777
Software - 5.5%
2U, Inc. (a)	633	44,848
8x8, Inc. (a)	1,017	20,543
A10 Networks, Inc. (a)	543	3,850
ACI Worldwide, Inc. (a)	1,265	41,581
Alarm.com Holdings, Inc. (a)	375	24,338
Altair Engineering, Inc. Class A (a)	292	10,749
Alteryx, Inc. Class A (a)	329	27,593
American Software, Inc. Class A	249	2,976
AppFolio, Inc. (a)	131	10,401
Appian Corp. Class A (a)	300	10,329
Aspen Technology, Inc. (a)	770	80,280
Avaya Holdings Corp. (a)	1,114	18,749
Benefitfocus, Inc. (a)	254	12,578
Black Knight, Inc. (a)	1,537	83,767
Blackbaud, Inc.	530	42,257
BlackLine, Inc. (a)	391	18,111
Bottomline Technologies, Inc. (a)	391	19,585
Box, Inc. Class A (a)	1,575	30,413
Cardlytics, Inc. (a)	78	1,290
CDK Global, Inc.	1,401	82,407
Ceridian HCM Holding, Inc.	384	19,699
Cision Ltd. (a)	734	10,107
Cloudera, Inc. (a)	2,404	26,300
CommVault Systems, Inc. (a)	428	27,709
Cornerstone OnDemand, Inc. (a)	593	32,485
Coupa Software, Inc. (a)	565	51,404
Digimarc Corp. (a)	121	3,797
Domo, Inc. Class B	106	4,275
Dropbox, Inc. Class A (a)	985	21,473
Ebix, Inc. (b)	246	12,145
eGain Communications Corp. (a)	160	1,672
Ellie Mae, Inc. (a)	379	37,404
Envestnet, Inc. (a)	501	32,760
Everbridge, Inc. (a)	304	22,803
Fair Isaac Corp. (a)	314	85,292
FireEye, Inc. (a)	2,157	36,216
Five9, Inc. (a)	644	34,023
Forescout Technologies, Inc. (a)	250	10,478
Guidewire Software, Inc. (a)	884	85,889
HubSpot, Inc. (a)	399	66,318
Instructure, Inc. (a)	344	16,209
j2 Global, Inc.	510	44,166
LivePerson, Inc. (a)	646	18,747
LogMeIn, Inc.	557	44,616
Manhattan Associates, Inc. (a)	718	39,569
MicroStrategy, Inc. Class A (a)	100	14,425
Mitek Systems, Inc. (a)	395	4,835
MobileIron, Inc. (a)	822	4,496
Model N, Inc. (a)	314	5,508
Monotype Imaging Holdings, Inc.	450	8,951
New Relic, Inc. (a)	500	49,350
Nuance Communications, Inc. (a)	3,133	53,042
Nutanix, Inc. Class A (a)	818	30,871
Onespan, Inc. (a)	354	6,804
Paycom Software, Inc. (a)	528	99,861
Paylocity Holding Corp. (a)	347	30,949
Pegasystems, Inc.	399	25,935
Pivotal Software, Inc.	459	9,570
Pluralsight, Inc.	236	7,491
Progress Software Corp.	479	21,253
Proofpoint, Inc. (a)	595	72,251
PROS Holdings, Inc. (a)	375	15,840
Q2 Holdings, Inc. (a)	394	27,288
QAD, Inc. Class A	121	5,211
Qualys, Inc. (a)	371	30,697
Rapid7, Inc. (a)	440	22,268
RealPage, Inc. (a)	799	48,491
RingCentral, Inc. (a)	747	80,527
SailPoint Technologies Holding, Inc. (a)	694	19,932
SecureWorks Corp. (a)	114	2,098
ShotSpotter, Inc. (a)	89	3,435
Smartsheet, Inc.	137	5,588
SPS Commerce, Inc. (a)	189	20,045
Teradata Corp. (a)	1,293	56,439
The Rubicon Project, Inc. (a)	512	3,113
The Trade Desk, Inc. (a)	395	78,190
TiVo Corp.	1,318	12,284
Tyler Technologies, Inc. (a)	422	86,257
Upland Software, Inc. (a)	168	7,116
Varonis Systems, Inc. (a)	316	18,843
Verint Systems, Inc. (a)	708	42,381
VirnetX Holding Corp. (a)	650	4,115
Workiva, Inc. (a)	278	14,095
Yext, Inc. (a)	649	14,187
Zendesk, Inc. (a)	1,166	99,110
Zix Corp. (a)	612	4,211
Zuora, Inc.	128	2,564
		2,542,118
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	1,241	13,353
Cray, Inc. (a)	441	11,488
Diebold Nixdorf, Inc.	818	9,055
Electronics for Imaging, Inc. (a)	492	13,235
Immersion Corp. (a)	310	2,613
NCR Corp. (a)	1,297	35,395
Pure Storage, Inc. Class A (a)	1,898	41,357
U.S.A. Technologies, Inc. (a)(b)	636	2,639
Xerox Corp.	2,259	72,243
		201,378

TOTAL INFORMATION TECHNOLOGY		7,134,176

MATERIALS - 5.2%
Chemicals - 2.2%
A. Schulman, Inc. rights (a)(d)	192	83
AdvanSix, Inc. (a)	311	8,885
American Vanguard Corp.	298	5,132
Amyris, Inc. (a)	410	857
Ashland Global Holdings, Inc.	681	53,207
Axalta Coating Systems Ltd. (a)	2,321	58,512
Balchem Corp.	355	32,944
Cabot Corp.	641	26,685
Chase Corp.	77	7,126
Element Solutions, Inc. (a)	2,495	25,200
Ferro Corp. (a)	898	16,999
Flotek Industries, Inc. (a)	588	1,905
FutureFuel Corp.	291	3,899
H.B. Fuller Co.	541	26,314
Hawkins, Inc.	109	4,014
Huntsman Corp.	2,355	52,964
Ingevity Corp. (a)	459	48,475
Innophos Holdings, Inc.	218	6,571
Innospec, Inc.	261	21,754
Intrepid Potash, Inc. (a)	954	3,616
Koppers Holdings, Inc. (a)	230	5,975
Kraton Performance Polymers, Inc. (a)	334	10,748
Kronos Worldwide, Inc.	249	3,491
Minerals Technologies, Inc.	377	22,164
NewMarket Corp.	97	42,055
Olin Corp.	1,836	42,485
OMNOVA Solutions, Inc. (a)	481	3,377
PolyOne Corp.	850	24,914
PQ Group Holdings, Inc. (a)	397	6,022
Quaker Chemical Corp.	143	28,647
Rayonier Advanced Materials, Inc.	518	7,024
RPM International, Inc.	1,443	83,752
Sensient Technologies Corp.	461	31,251
Stepan Co.	218	19,079
The Chemours Co. LLC	1,867	69,378
The Scotts Miracle-Gro Co. Class A	433	34,025
Tredegar Corp.	291	4,697
Trinseo SA	452	20,476
Tronox Holdings PLC	994	13,071
Valvoline, Inc.	2,059	38,215
Venator Materials PLC (a)	589	3,310
W.R. Grace & Co.	729	56,891
Westlake Chemical Corp.	386	26,194
		1,002,383
Construction Materials - 0.2%
Eagle Materials, Inc.	516	43,499
Forterra, Inc. (a)	372	1,570
Foundation Building Materials, Inc. (a)	2	20
nVent Electric PLC	1,782	48,078
Summit Materials, Inc. (a)	1,191	18,901
U.S. Concrete, Inc. (a)	174	7,207
United States Lime & Minerals, Inc.	1	77
		119,352
Containers & Packaging - 1.2%
Aptargroup, Inc.	682	72,558
Bemis Co., Inc.	994	55,147
Berry Global Group, Inc. (a)	1,421	76,549
Crown Holdings, Inc. (a)	1,468	80,109
Graphic Packaging Holding Co.	3,372	42,588
Greif, Inc. Class A	278	11,468
Myers Industries, Inc.	377	6,450
Owens-Illinois, Inc.	1,733	32,892
Sealed Air Corp.	1,707	78,624
Silgan Holdings, Inc.	841	24,919
Sonoco Products Co.	1,079	66,391
		547,695
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	3,444	9,471
Alcoa Corp. (a)	2,037	57,362
Allegheny Technologies, Inc. (a)	1,384	35,389
Atkore International Group, Inc. (a)	496	10,679
Carpenter Technology Corp.	508	23,292
Century Aluminum Co. (a)	564	5,008
Cleveland-Cliffs, Inc.	3,266	32,627
Coeur d'Alene Mines Corp. (a)	2,193	8,947
Commercial Metals Co.	1,269	21,675
Compass Minerals International, Inc.	360	19,573
Gold Resource Corp.	634	2,492
Haynes International, Inc.	153	5,023
Hecla Mining Co.	5,207	11,976
Kaiser Aluminum Corp.	175	18,328
Materion Corp.	224	12,781
McEwen Mining, Inc.	2,833	4,250
Olympic Steel, Inc.	107	1,698
Reliance Steel & Aluminum Co.	762	68,778
Royal Gold, Inc.	711	64,651
Ryerson Holding Corp. (a)	208	1,780
Schnitzer Steel Industries, Inc. Class A	284	6,816
Steel Dynamics, Inc.	2,501	88,210
SunCoke Energy, Inc.	665	5,646
TimkenSteel Corp. (a)	441	4,789
United States Steel Corp.	1,944	37,889
Universal Stainless & Alloy Products, Inc. (a)	80	1,326
Warrior Metropolitan Coal, Inc.	481	14,622
Worthington Industries, Inc.	433	16,160
		591,238
Paper & Forest Products - 0.3%
Boise Cascade Co.	410	10,972
Clearwater Paper Corp. (a)	188	3,662
Domtar Corp.	688	34,159
Louisiana-Pacific Corp.	1,538	37,496
Mercer International, Inc. (SBI)	465	6,282
Neenah, Inc.	179	11,520
P.H. Glatfelter Co.	477	6,735
Resolute Forest Products	989	7,813
Schweitzer-Mauduit International, Inc.	340	13,165
Verso Corp. (a)	385	8,247
		140,051

TOTAL MATERIALS		2,400,719

REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Acadia Realty Trust (SBI)	883	24,079
Agree Realty Corp.	380	26,349
Alexander & Baldwin, Inc.	727	18,495
Alexanders, Inc.	40	15,047
American Assets Trust, Inc.	413	18,940
American Campus Communities, Inc.	1,491	70,942
American Finance Trust, Inc.	579	6,253
American Homes 4 Rent Class A	2,802	63,661
Americold Realty Trust	636	19,404
Apartment Investment & Management Co. Class A	1,654	83,180
Apple Hospitality (REIT), Inc.	2,357	38,419
Armada Hoffler Properties, Inc.	506	7,889
Ashford Hospitality Trust, Inc.	901	4,280
Bluerock Residential Growth (REIT), Inc.	229	2,469
Braemar Hotels & Resorts, Inc.	386	4,713
Brandywine Realty Trust (SBI)	1,983	31,450
Brixmor Property Group, Inc.	3,275	60,162
CareTrust (REIT), Inc.	903	21,184
CatchMark Timber Trust, Inc.	547	5,372
CBL & Associates Properties, Inc. (b)	1,658	2,570
Cedar Realty Trust, Inc.	996	3,386
Chatham Lodging Trust	506	9,735
Chesapeake Lodging Trust	696	19,356
City Office REIT, Inc.	450	5,090
Colony Capital, Inc.	5,397	28,712
Columbia Property Trust, Inc.	1,304	29,353
Community Healthcare Trust, Inc.	183	6,568
CorEnergy Infrastructure Trust, Inc.	129	4,741
CorePoint Lodging, Inc.	460	5,138
CoreSite Realty Corp.	402	43,022
Corporate Office Properties Trust (SBI)	1,195	32,624
Corrections Corp. of America	1,269	24,682
Cousins Properties, Inc.	4,615	44,581
CubeSmart	2,030	65,041
CyrusOne, Inc.	1,156	60,621
DDR Corp.	1,562	21,274
DiamondRock Hospitality Co.	2,330	25,234
Douglas Emmett, Inc.	1,752	70,816
Easterly Government Properties, Inc.	648	11,670
EastGroup Properties, Inc.	398	44,433
Empire State Realty Trust, Inc.	1,496	23,637
EPR Properties	808	62,135
Equity Commonwealth	1,322	43,216
Essential Properties Realty Trust, Inc.	376	7,340
Farmland Partners, Inc.	322	2,061
First Industrial Realty Trust, Inc.	1,375	48,620
Four Corners Property Trust, Inc.	728	21,549
Franklin Street Properties Corp.	1,186	8,527
Front Yard Residential Corp. Class B	502	4,654
Gaming & Leisure Properties	2,185	84,275
Getty Realty Corp.	358	11,467
Gladstone Commercial Corp.	318	6,605
Gladstone Land Corp.	143	1,809
Global Medical REIT, Inc.	2	20
Global Net Lease, Inc.	827	15,630
Government Properties Income Trust	522	14,428
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	668	17,128
Healthcare Realty Trust, Inc.	1,375	44,151
Healthcare Trust of America, Inc.	2,258	64,556
Hersha Hospitality Trust	371	6,359
Highwoods Properties, Inc. (SBI)	1,139	53,282
Hospitality Properties Trust (SBI)	1,818	47,832
Hudson Pacific Properties, Inc.	1,709	58,824
Independence Realty Trust, Inc.	966	10,423
Industrial Logistics Properties Trust	741	14,946
InfraReit, Inc.	415	8,703
Investors Real Estate Trust	132	7,908
Invitation Homes, Inc.	3,222	78,391
iStar Financial, Inc.	699	5,886
JBG SMITH Properties	1,188	49,124
Jernigan Capital, Inc.	205	4,313
Kilroy Realty Corp.	1,094	83,100
Kimco Realty Corp.	4,596	85,026
Kite Realty Group Trust	883	14,119
Lamar Advertising Co. Class A	929	73,633
Lexington Corporate Properties Trust	2,277	20,630
Liberty Property Trust (SBI)	1,606	77,763
Life Storage, Inc.	510	49,608
LTC Properties, Inc.	425	19,465
Mack-Cali Realty Corp.	968	21,490
MedEquities Realty Trust, Inc.	366	4,074
Medical Properties Trust, Inc.	3,971	73,503
Monmouth Real Estate Investment Corp. Class A	957	12,613
National Health Investors, Inc.	467	36,683
National Retail Properties, Inc.	1,732	95,935
National Storage Affiliates Trust	613	17,477
New Senior Investment Group, Inc.	804	4,382
NexPoint Residential Trust, Inc.	236	9,048
NorthStar Realty Europe Corp.	543	9,426
Omega Healthcare Investors, Inc.	2,189	83,510
Outfront Media, Inc.	1,528	35,755
Paramount Group, Inc.	2,183	30,977
Park Hotels & Resorts, Inc.	2,207	68,594
Pebblebrook Hotel Trust (b)	1,408	43,732
Pennsylvania Real Estate Investment Trust (SBI) (b)	735	4,623
Physicians Realty Trust	2,003	37,676
Piedmont Office Realty Trust, Inc. Class A	1,436	29,941
Potlatch Corp.	722	27,284
Preferred Apartment Communities, Inc. Class A	424	6,284
PS Business Parks, Inc.	219	34,346
QTS Realty Trust, Inc. Class A (b)	546	24,565
Ramco-Gershenson Properties Trust (SBI)	853	10,245
Rayonier, Inc.	1,415	44,601
Retail Opportunity Investments Corp.	1,216	21,085
Retail Properties America, Inc.	2,304	28,086
Rexford Industrial Realty, Inc.	1,015	36,347
RLJ Lodging Trust	1,950	34,262
Ryman Hospitality Properties, Inc.	563	46,301
Sabra Health Care REIT, Inc.	1,950	37,967
Safety Income and Growth, Inc.	1	22
Saul Centers, Inc.	127	6,524
Senior Housing Properties Trust (SBI)	2,549	30,027
Seritage Growth Properties	293	13,021
SL Green Realty Corp.	937	84,255
Spirit MTA REIT	509	3,303
Spirit Realty Capital, Inc.	942	37,426
Stag Industrial, Inc.	1,191	35,313
Store Capital Corp.	2,063	69,111
Summit Hotel Properties, Inc.	1,093	12,471
Sunstone Hotel Investors, Inc.	2,524	36,346
Tanger Factory Outlet Centers, Inc. (b)	1,007	21,127
Taubman Centers, Inc.	655	34,636
Terreno Realty Corp.	635	26,695
The GEO Group, Inc.	1,307	25,094
The Macerich Co.	1,160	50,286
TIER REIT, Inc.	598	17,139
UMH Properties, Inc.	390	5,491
Uniti Group, Inc.	1,913	21,406
Universal Health Realty Income Trust (SBI)	133	10,069
Urban Edge Properties	1,220	23,180
Urstadt Biddle Properties, Inc. Class A	341	7,038
VEREIT, Inc.	10,521	88,061
VICI Properties, Inc.	3,910	85,551
Washington Prime Group, Inc.	1,972	11,142
Washington REIT (SBI)	883	25,060
Weingarten Realty Investors (SBI)	1,319	38,739
Whitestone REIT Class B	419	5,036
Xenia Hotels & Resorts, Inc.	1,204	26,380
		4,152,839
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	99	2,343
Colony NorthStar Credit Real Estate, Inc.	906	14,188
eXp World Holdings, Inc. (a)	404	4,391
HFF, Inc.	418	19,960
Howard Hughes Corp. (a)	427	46,970
Jones Lang LaSalle, Inc.	496	76,473
Kennedy-Wilson Holdings, Inc.	1,369	29,283
Marcus & Millichap, Inc. (a)	235	9,572
Newmark Group, Inc.	1,604	13,377
RE/MAX Holdings, Inc.	201	7,747
Realogy Holdings Corp.	1,279	14,581
Redfin Corp. (a)	737	14,939
Retail Value, Inc.	172	5,361
Tejon Ranch Co. (a)	237	4,171
The St. Joe Co. (a)	655	10,801
		274,157

TOTAL REAL ESTATE		4,426,996

UTILITIES - 2.6%
Electric Utilities - 0.9%
Allete, Inc.	562	46,213
El Paso Electric Co.	445	26,175
Evergy, Inc.	1	58
Hawaiian Electric Industries, Inc.	1,183	48,231
IDACORP, Inc.	548	54,548
MGE Energy, Inc.	371	25,217
OGE Energy Corp.	2,164	93,312
Otter Tail Corp.	424	21,124
PNM Resources, Inc.	870	41,186
Portland General Electric Co.	969	50,233
Spark Energy, Inc. Class A,	137	1,221
		407,518
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	178	16,235
National Fuel Gas Co.	935	56,998
New Jersey Resources Corp.	965	48,047
Northwest Natural Holding Co.	307	20,148
ONE Gas, Inc.	571	50,836
South Jersey Industries, Inc.	990	31,749
Southwest Gas Holdings, Inc.	578	47,546
Spire, Inc.	549	45,177
UGI Corp.	1	55
		316,791
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A	237	3,062
NRG Yield, Inc.:
Class A	426	6,194
Class C	735	11,106
Ormat Technologies, Inc.	554	30,553
Pattern Energy Group, Inc.	973	21,406
Terraform Power, Inc.	869	11,940
		84,261
Multi-Utilities - 0.4%
Avangrid, Inc.	601	30,260
Avista Corp.	705	28,637
Black Hills Corp.	584	43,257
MDU Resources Group, Inc.	2,132	55,070
NorthWestern Energy Corp.	544	38,303
Unitil Corp.	173	9,371
		204,898
Water Utilities - 0.4%
American States Water Co.	395	28,164
Aqua America, Inc.	1,932	70,402
AquaVenture Holdings Ltd. (a)	148	2,864
Cadiz, Inc. (a)	2	19
California Water Service Group	519	28,171
Connecticut Water Service, Inc.	131	8,993
Middlesex Water Co.	179	10,022
Select Energy Services, Inc. Class A (a)	638	7,669
SJW Corp.	247	15,250
		171,554

TOTAL UTILITIES		1,185,022

TOTAL COMMON STOCKS
(Cost $47,171,167)		45,808,544

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.48% (e)	1,010,357	1,010,559
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	782,410	782,489
TOTAL MONEY MARKET FUNDS
(Cost $1,793,048)		1,793,048
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $48,964,215)		47,601,592
NET OTHER ASSETS (LIABILITIES) - (3.1)%(g)		(1,432,783)
NET ASSETS - 100%		$46,168,809

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2019	$385,950	$4,600	$4,600

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,815 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $46,150 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,450
Fidelity Securities Lending Cash Central Fund	2,302
Total	$10,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.